[GRAPHIC OMITTED]


SEMI-ANNUAL REPORT
SEPTEMBER 30, 1996





TABLE OF CONTENTS
Message to Shareholders                   1

Portfolio Highlights/
  Statement of Net Assets
    PBHG Growth Fund                      3
    PBHG Emerging Growth Fund             7
    PBHG Core Growth Fund                10
    PBHG Select Equity Fund              13
    PBHG Large Cap Growth Fund           15
    PBHG Technology &
      Communications Fund                18
    PBHG Limited Fund                    21
    PBHG International Fund              24
    PBHG Cash Reserves Fund              27
Statements of Operations                 30
Statements of Changes in Net Assets      32
Financial Highlights                     34
Notes to Financial Statements            35

                       MESSAGE TO SHAREHOLDERS
----------------------------------------------
October 14, 1996

DEAR FELLOW SHAREHOLDER:
      We are pleased to send you the Semi-Annual Report for The PBHG Funds, Inc. for the six months ended September 30, 1996. Once again, the past six months has been a very active time for The PBHG Funds, Inc. New products, the start of PBHG Fund Services, and the volatile market have all played a role in shaping the last six months.

      NEW FUNDS
      On July 1, 1996, we launched the PBHG Limited Fund. This Fund was offered only to existing PBHG Funds' shareholders and the demand for this product was overwhelming. It opened and closed on the same day. As a result, some shareholders were unable to make their initial investment in time. While this was frustrating for some, we made a commitment to close the Fund once it reached $100 million in order to preserve the Fund's investment integrity. For similar reasons the PBHG Select Equity Fund was also closed to new investors on October 1, 1996. The recent success of this Fund caused cash flows to increase significantly. As a result, Pilgrim Baxter & Associates sought Board approval to close the Fund to new investors. Closing the Fund will slow cash flows down considerably and allow the portfolio manager greater flexibility in fulfilling the Funds' investment objective.

      THREE OTHER NEW PRODUCTS ON THE WAY ARE:
      [Bullet] THE PBHG LARGE CAP 20 FUND* -- Like the PBHG Select Equity Fund, this Fund will concentrate on a relatively small number of positions (no more than 20). However, the Select Equity Fund chooses from companies in all capitalization ranges, whereas the Large Cap 20 Fund will select only from companies with over $1 billion in market capitalization. This Fund should be available for investment on December 2, 1996.
      [Bullet] THE PBHG LARGE CAP VALUE FUND* -- This Fund will have a large cap value approach, investing in companies with over $1 billion in market capitalization. This Fund is expected to be available on January 2, 1997. In an effort to provide our shareholders and clients with a broader range of invest-ment products, Pilgrim Baxter & Associates recently formed an affiliation with Newbold's Asset Management, a prominent institutional value manager with over $7 billion in assets under management. Newbold's expertise in the value arena is a strong complement to Pilgrim Baxter's growth management approach. This affiliation will not, however, affect the method in which the other existing PBHG Funds are managed.
      [Bullet] THE PBHG STRATEGIC SMALL COMPANY FUND* -- This Fund will be co-managed by individuals at Pilgrim Baxter & Associates and Newbold's Asset Management. In selecting companies for this portfolio, we will emphasize both growth and value approaches depending on our view of the economic or market conditions and our long-term investment outlook. Because of small company capacity issues, this Fund will be closed once it reaches $250 million in assets. This Fund is also expected to be available on January 2, 1997.
      To receive a prospectus containing additional information about the PBHG Large Cap Value Fund and PBHG Strategic Small Company Fund, please see the enclosed announcement. You should have received a similar announcement regarding the PBHG Large Cap 20 Fund with your September 30, 1996 Consolidated Statement.

      PBHG FUNDS SERVICES
      On July 1, 1996, PBHG Fund Services became administrator to the PBHG Funds. This allows Pilgrim Baxter & Associates to exercise greater control over operational and servicing complexities of the PBHG Funds. Already, intense efforts have been made to reduce fund expenses while enhancing services to the PBHG Funds. Immediate expense reduction came in the way of the administrative fees being reduced by 25%, from 0.20% to 0.15%. We believe we can continue to minimize the PBHG Funds' expense burden, while maximizing service levels for the PBHG Funds and our shareholders.

--------------------------------------------------------------------------------

      INVESTMENT REVIEW
      Against a backdrop of rising interest rates the equity markets continued to perform reasonably well over the last six months. Albeit with a sharp, but short, set back during the May through July period. The setback came in reaction to fears of a hostile Federal Reserve and earnings stumbles from some high-profile technology companies, notably Motorola and Hewlett-Packard.
      As shown by the following Equity Style Portfolio Index** performance published by Wilshire Associates, portfolios holding larger companies with growth characteristics showed the best returns during the six months ended September 30, 1996:

LARGE GROWTH    LARGE VALUE    MIDCAP GROWTH    MIDCAP VALUE
  +12.6%           +3.1%           +6.0%            +1.6%

SMALL CAP GROWTH    SMALL CAP VALUE
     +5.4%              +3.3%

      Our Funds continued to perform well in this environment as detailed in the Portfolio Highlights for each Fund, which can be found in the pages to follow. Our persistent strategy of maintaining exposure to the most rapidly growing, high quality companies once again was rewarding. Looking ahead, the economic environment of moderate growth and low inflation, which has helped equities, appears intact. Despite the skepticism of others regarding this bull market, we remain convinced that our efforts are best spent continuing to build portfolios of exceptional growth companies that we believe offer the opportunity for above market returns. Once again we remind our shareholders, that this investment strategy is considered high in risk and that short-term portfolio volatility may be relatively high. Therefore, as always, we encourage patience and a long-term horizon as you invest in the PBHG Funds.
      Once again, thank you for choosing the PBHG Funds for your investment portfolio. We very much appreciate your loyalty and look forward to continuing a long-term relationship with you.

      Sincerely,


      [Sig Omitted]                          [Sig Omitted]



      Harold J. Baxter                       Gary L. Pilgrim
      Chairman                               President
      The PBHG Funds, Inc.                   The PBHG Funds, Inc.


      Picture Harold J. Baxter, Chairman of The PBHG Funds, Inc.
      Picture Gary L. Pilgrim, President of The PBHG Funds, Inc.
      [Pictures Omitted]


 * Information contained herein concerning each Fund is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities law of any such state.

** The six Wilshire Equity Style Portfolio Indices are derived from the performance of the largest 2,500 securities contained in the Wilshire 5000 stock index. The six individual style portfolios are created by screening these securities by the size of the company and the characteristics of the style. Key variables used to identify securities in the value portfolios include price/earnings ratio, price-to-book and yield. Variables used to identify securities in the growth portfolios include sales growth, return on equity and dividend payout.

--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS                                        THE PBHG FUNDS, INC.
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 1996 (UNAUDITED)

PBHG GROWTH FUND


[PIE CHART OMITTED]
Pie Chart depicting the asset allocation as of September 30, 1996 for the PBHG Growth Fund. The breakdown is as follows:
Technology: 30%, Consumer: 18%, Healthcare: 16%, Services: 20%, Financial: 2%,
Industrial: 2%, Energy: 3%, Cash: 9%.

--------------------------------------------------------------------------------
OBJECTIVE  -- Long-term capital appreciation
INVESTS IN -- Small to medium, high-growth companies in any field
STRATEGY --   While the Fund is currently making the majority of purchase selections in the $500 million to $2.5 billion range, the weighted average capitalization of the Fund has increased from a year ago.
              This is attributable to the higher valuation levels of a rising market, and our decision to maintain positions in some companies exceeding $2 billion in market capitalization as long as they meet our high-growth criteria. However, approximately 60% of the Fund's investments have annual revenues of under $400 million, still comfortably in the small company category.

--------------------    -----------------------
TOP FIVE PERFORMERS*    BOTTOM FIVE PERFORMERS*
Legato Systems          Medaphis
DSP Communications      Macromedia
CDW Computer Centers    Kent Electronics
Sitel                   Cidco
CompUSA                 American Oncology Resources

*DURING THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 1996

STATEMENT OF NET ASSETS - SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCKS -- 90.4%
APPAREL -- 2.4%
Nautica Enterprises*                     2,194,400   $   70,769
Tommy Hilfiger*                          1,208,100       71,580
--------------------------------------------------------------------------------
                                                        142,349
--------------------------------------------------------------------------------
APPLICATION SOFTWARE & SERVICES -- 0.6%
Citrix Systems*                            704,400       35,132
--------------------------------------------------------------------------------
                                                         35,132
--------------------------------------------------------------------------------
AUTOMATED SOFTWARE QUALITY -- 1.2%
Pure Atria*                              1,883,819       71,114
--------------------------------------------------------------------------------
                                                         71,114
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.0%
IDEXX Laboratories*                      1,293,500       58,531
--------------------------------------------------------------------------------
                                                         58,531
--------------------------------------------------------------------------------


                                 AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                     6 Months2   1 Year   5 Years   10 Years
--------------------------------------------------------------------------------
PBHG Growth Fund-PBHG Class            11.54%    29.57%    31.76%    23.35%
--------------------------------------------------------------------------------
PBHG Growth Fund-Trust Class3          11.50%    29.52%    31.75%    23.34%

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG GROWTH FUND, VERSUS THE RUSSELL 2000 GROWTH INDEX, AND THE LIPPER CAPITAL APPRECIATION FUNDS AVERAGE

[LINE GRAPHIC OMITTED]
A line graph depicting the total growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the PBHG Growth Fund from December 31, 1985 through September 30, 1996 as compared with the growth of $10,000 investments in the Russell 2000 Growth Index, and the Lipper Capital Appreciation Funds Average over the same time period. The plot points are as follows:
                              12/31/85  3/86    3/87    3/88    3/89    3/90
PBHG Growth Fund               10,000  11,510  16,870  14,665  15,249  19,383
Russell 2000 Growth Index      10,000  11,481  13,175  10,888  11,991  13,057
Lipper Capital Appreciation
   Funds Average               10,000  11,594  13,858  12,397  14,009  16,009

                       3/91    3/92    3/93    3/94    3/95    3/96    9/96
PBHG Growth Fund      22,667  25,781  34,668  47,592  54,217  82,139  91,617
Russell 2000 Growth
   Index              14,462  17,206  17,726  19,628  21,057  27,675  29,027
Lipper Capital
   Appreciation
   Funds Average      17,789  20,993  23,720  25,895  27,669  35,596  38,106

1 Past performance of the period is not predictive of future performance. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
2  The six month return has not been annualized.
3 The performance shown for the Trust Class prior to its inception on August 19, 1996, is based on the performance of the PBHG Class adjusted to reflect the expenses specific to the Trust class.
4 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.
5 The Lipper Capital Appreciation Funds Average is an equally weighted benchmark composed of mutual funds with the investment objective of maximum capital appreciation. The performance figures are based on changes in net asset value of the funds in the Index with all capital gains distributions and income dividends reinvested.

--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
CLIENT/SERVER SOFTWARE -- 4.0%
Arbor Software*                            563,500   $   24,090
Clarify*                                   390,800       24,230
Legato Systems*                            880,400       41,819
Peoplesoft*                              1,201,300      100,008
Remedy*                                    542,300       43,384
--------------------------------------------------------------------------------
                                                        233,531
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.8%
Checkpoint Systems*                        540,300       14,318
PMT Services*                            1,485,550       30,082
--------------------------------------------------------------------------------
                                                         44,400
--------------------------------------------------------------------------------
COMMUNICATION SERVICES -- 0.2%
TCA Cable TV                               515,100       13,264
--------------------------------------------------------------------------------
                                                         13,264
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
CONSUMER FINANCE -- 0.7%
ContiFinancial*                          1,433,500   $   40,855
--------------------------------------------------------------------------------
                                                         40,855
--------------------------------------------------------------------------------
CONSUMER PRODUCTS--MISCELLANEOUS -- 1.3%
Oakley*                                  1,172,800       49,844
USA Detergents*                            651,100       25,881
--------------------------------------------------------------------------------
                                                         75,725
--------------------------------------------------------------------------------
CONTRACT MANUFACTURING -- 0.6%
Sanmina*                                   809,300       32,574
--------------------------------------------------------------------------------
                                                         32,574
--------------------------------------------------------------------------------
CONTRACT RESEARCH -- 0.9%
Quintiles Transnational*                   762,400       55,846
--------------------------------------------------------------------------------
                                                         55,846
--------------------------------------------------------------------------------
CORRECTIONAL SERVICES -- 1.6%
Corrections Corp. of America*            2,924,600       91,394
--------------------------------------------------------------------------------
                                                         91,394
--------------------------------------------------------------------------------
DATA COMMUNICATIONS -- 3.1%
PictureTel*                              1,640,500       57,828
US Robotics*                             1,885,200      121,831
--------------------------------------------------------------------------------
                                                        179,659
--------------------------------------------------------------------------------
DESIGN AUTOMATION/GRAPHICS -- 1.1%
Cadence Design Systems*                  1,842,000       65,851
--------------------------------------------------------------------------------
                                                         65,851
--------------------------------------------------------------------------------
DESIGN/MANUFACTURING AUTOMATION -- 1.3%
Parametric Technology*                   1,496,900       73,909
--------------------------------------------------------------------------------
                                                         73,909
--------------------------------------------------------------------------------
DRUGS -- 1.6%
Dura Pharmaceuticals*                    1,292,400       47,657
Watson Pharmaceuticals*                  1,194,500       44,794
--------------------------------------------------------------------------------
                                                         92,451
--------------------------------------------------------------------------------
EDUCATIONAL SERVICES -- 1.2%
Apollo Group, Cl A*                      1,814,375       48,535
DeVRY*                                     442,100       20,116
--------------------------------------------------------------------------------
                                                         68,651
--------------------------------------------------------------------------------
EMPLOYMENT SERVICES -- 1.8%
AccuStaff*                               2,134,400       55,228
Career Horizons*                           620,500       24,122
Interim Services*                          652,500       27,894
--------------------------------------------------------------------------------
                                                        107,244
--------------------------------------------------------------------------------
ENERGY--PRODUCERS -- 1.9%
Chesapeake Energy*                       1,772,450      111,000
--------------------------------------------------------------------------------
                                                        111,000
--------------------------------------------------------------------------------
ENERGY--SERVICE/EQUIPMENT -- 0.8%
Input/Output*                            1,595,700       47,472
--------------------------------------------------------------------------------
                                                         47,472
--------------------------------------------------------------------------------
ENTERTAINMENT -- 0.3%
Regal Cinemas*                             762,550       19,064
--------------------------------------------------------------------------------
                                                         19,064
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
ENVIRONMENTAL -- 3.8%
Ionics*                                    955,800   $   45,042
United Waste Systems*                    1,496,200       51,993
US Filter*                               2,124,900       72,512
USA Waste Services*                      1,721,780       54,236
--------------------------------------------------------------------------------
                                                        223,783
--------------------------------------------------------------------------------
GRAPHICS/IMAGE PROCESSING -- 1.3%
Electronics for Imaging*                 1,108,000       79,499
--------------------------------------------------------------------------------
                                                         79,499
--------------------------------------------------------------------------------
HEALTH CARE-INFORMATION SYSTEMS -- 1.4%
HCIA*                                      387,300       23,238
Medic Computer Systems*                  1,582,200       57,552
--------------------------------------------------------------------------------
                                                         80,790
--------------------------------------------------------------------------------
HEALTH CARE--MANAGEMENT SERVICES -- 0.6%
Access Health*                             659,100       37,074
--------------------------------------------------------------------------------
                                                         37,074
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 1.1%
Gartner Group, Cl A*                     1,858,500       63,189
--------------------------------------------------------------------------------
                                                         63,189
--------------------------------------------------------------------------------
INFORMATION/FINANCIAL SERVICES -- 1.7%
Fair, Isaac & Company                      597,500       23,153
Kronos*                                    546,150       16,794
Transaction Systems Architects*          1,356,200       57,299
--------------------------------------------------------------------------------
                                                         97,246
--------------------------------------------------------------------------------
INSURANCE -- 1.3%
HCC Insurance Holdings                   1,404,300       40,549
Vesta Insurance Group                      930,050       35,691
--------------------------------------------------------------------------------
                                                         76,240
--------------------------------------------------------------------------------
LEISURE -- 0.9%
Callaway Golf                            1,601,700       54,658
--------------------------------------------------------------------------------
                                                         54,658
--------------------------------------------------------------------------------
LODGING -- 2.4%
Doubletree                               1,009,300       40,246
HFS*                                       922,000       61,659
Prime Hospitality*                       2,279,800       37,617
--------------------------------------------------------------------------------
                                                        139,522
--------------------------------------------------------------------------------
MANAGED CARE--DENTAL -- 0.8%
Compdent*                                  359,600       13,575
Orthodontic Centers of America*          1,541,200       31,402
--------------------------------------------------------------------------------
                                                         44,977
--------------------------------------------------------------------------------
MARKETING INFORMATION SERVICES -- 0.8%
Catalina Marketing*                        935,500       49,815
--------------------------------------------------------------------------------
                                                         49,815
--------------------------------------------------------------------------------
MEDICAL DEVICES -- 1.2%
Target Therapeutics*                       814,100       34,803
Thermo Cardiosystems*                      960,200       35,167
--------------------------------------------------------------------------------
                                                         69,970
--------------------------------------------------------------------------------

                                                            THE PBHG FUNDS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
MEDICAL EQUIPMENT -- 1.5%
Coherent*                                  597,900   $   21,076
Hologic*                                   392,500       10,990
Lunar*                                     676,300       21,642
Steris*                                  1,059,890       35,904
--------------------------------------------------------------------------------
                                                         89,612
--------------------------------------------------------------------------------
NETWORKING -- 8.5%
Ascend Communications*                   2,075,000      137,209
Cascade Communications*                  1,418,200      115,583
FORE Systems*                            2,808,600      116,206
Premisys Communications*                 1,226,100       45,059
Shiva*                                   1,520,000       87,210
--------------------------------------------------------------------------------
                                                        501,267
--------------------------------------------------------------------------------
NETWORKING SECURITY -- 0.6%
Security Dynamics Technologies*            475,300       34,103
--------------------------------------------------------------------------------
                                                         34,103
--------------------------------------------------------------------------------
NETWORKING SOFTWARE -- 1.5%
McAfee Associates*                       1,264,925       87,280
--------------------------------------------------------------------------------
                                                         87,280
--------------------------------------------------------------------------------
NON-DURABLES -- 1.0%
Blyth Industries*                        1,238,300       60,058
--------------------------------------------------------------------------------
                                                         60,058
--------------------------------------------------------------------------------
PATIENT CARE--HEALTH PLAN -- 0.2%
Oxford Health Plans*                       245,700       12,224
--------------------------------------------------------------------------------
                                                         12,224
--------------------------------------------------------------------------------
PATIENT CARE--HOME -- 0.9%
American Medical Response*               1,400,400       50,414
--------------------------------------------------------------------------------
                                                         50,414
--------------------------------------------------------------------------------
PATIENT CARE--HOSPITAL -- 1.1%
Health Management Associates, Cl A*      2,508,850       62,408
--------------------------------------------------------------------------------
                                                         62,408
--------------------------------------------------------------------------------
PATIENT CARE--LONG TERM -- 0.4%
Multicare*                               1,031,000       22,424
--------------------------------------------------------------------------------
                                                         22,424
--------------------------------------------------------------------------------
PHARMACEUTICAL SERVICES -- 1.3%
Express Scripts*                           713,800       25,875
Omnicare                                 1,740,400       53,082
--------------------------------------------------------------------------------
                                                         78,957
--------------------------------------------------------------------------------
PHYSICIAN PRACTICE MANAGEMENT -- 3.3%
American Oncology Resources*             1,623,000       18,259
OccuSystems*                               917,000       27,510
Pediatrix Medical Group*                   493,100       24,470
PhyCor*                                  2,247,112       85,531
Physicians Reliance Network*             2,444,200       37,274
--------------------------------------------------------------------------------
                                                        193,044
--------------------------------------------------------------------------------
RADIO/TELEVISION -- 2.1%
Clear Channel Communications*            1,102,850       97,602
Emmis Broadcasting*                        607,400       28,092
--------------------------------------------------------------------------------
                                                        125,694
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
RESTAURANTS -- 1.5%
Boston Chicken*                            525,100   $   18,510
Landry's Seafood Restaurants*            1,243,000       31,075
Papa John's International*                 714,650       37,519
--------------------------------------------------------------------------------
                                                         87,104
--------------------------------------------------------------------------------
RETAIL--CATALOG -- 2.3%
CDW Computer Centers*                      940,050       64,158
Global DirectMail*                         719,200       34,342
MSC Industrial Direct*                   1,080,200       38,482
--------------------------------------------------------------------------------
                                                        136,982
--------------------------------------------------------------------------------
RETAIL--GENERAL -- 0.5%
Proffitt's*                                798,800       31,553
--------------------------------------------------------------------------------
                                                         31,553
--------------------------------------------------------------------------------
RETAIL--HOME FURNISHINGS -- 0.9%
Bed Bath & Beyond*                       1,993,500       54,572
--------------------------------------------------------------------------------
                                                         54,572
--------------------------------------------------------------------------------
RETAIL--OFFICE PRODUCTS -- 1.6%
Corporate Express*                       1,351,000       52,520
US Office Products*                      1,145,500       41,095
--------------------------------------------------------------------------------
                                                         93,615
--------------------------------------------------------------------------------
RETAIL--SPECIALTY -- 2.7%
CompUSA*                                 1,856,600      100,256
PETsMART*                                2,233,300       57,787
--------------------------------------------------------------------------------
                                                        158,043
--------------------------------------------------------------------------------
RETAIL--SUPERMARKET/DRUG -- 0.2%
Whole Foods Market*                        371,300        9,839
--------------------------------------------------------------------------------
                                                          9,839
--------------------------------------------------------------------------------
SEMI-CONDUCTOR EQUIPMENT -- 0.5%
Etec Systems*                              875,300       29,760
--------------------------------------------------------------------------------
                                                         29,760
--------------------------------------------------------------------------------
SEMI-CONDUCTOR MANUFACTURING -- 2.7%
Altera*                                  1,077,000       54,523
DSP Communications*                        790,700       44,180
Microchip Technology*                    1,600,900       59,834
--------------------------------------------------------------------------------
                                                        158,537
--------------------------------------------------------------------------------
SYSTEM INTEGRATORS/VALUE ADDED RESELLERS -- 1.0%
Cambridge Technology Partners*           2,028,200       61,353
--------------------------------------------------------------------------------
                                                         61,353
--------------------------------------------------------------------------------
TECHNOLOGY--COMPONENTS -- 0.3%
Teltrend*                                  350,100       14,879
--------------------------------------------------------------------------------
                                                         14,879
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 1.1%
ADC Telecommunications*                    370,000       23,680
Adtran*                                    761,200       38,250
--------------------------------------------------------------------------------
                                                         61,930
--------------------------------------------------------------------------------
TELEMARKETING -- 1.9%
APAC Teleservices*                       1,412,000       72,365
Sitel*                                     917,200       40,815
--------------------------------------------------------------------------------
                                                        113,180
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------
                                         SHARES/FACE       MARKET
DESCRIPTION                              AMOUNT(000)     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
TRANSACTION PROCESSING -- 2.3%
Concord EFS*                             2,469,625   $   63,593
National Data                            1,614,000       70,411
--------------------------------------------------------------------------------
                                                        134,004
--------------------------------------------------------------------------------
VOICE/CALL TRANSACTION PROCESSING -- 2.8%
Aspect Telecommunications*                 907,400       56,486
Comverse Technology*                     1,157,500       44,998
Octel Communications*                    2,256,100       65,427
--------------------------------------------------------------------------------
                                                        166,911
--------------------------------------------------------------------------------
     Total Common Stocks
       (Cost $3,891,814)                              5,306,526
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 11.1%
UBS
   5.77%, dated 09/30/96, matures 10/01/96,
   repurchase price $502,941,752
   (collateralized by FHLMC obligations,
   total par value $295,615,558,
   0.00%-9.50%, 03/15/08-09/01/26;
   FNMA obligations, total par value
   $336,758,086, 6.00%-8.50%,
   02/01/09-04/01/26:
   total market value $514,842,832) (A)   $502,861      502,861
Greenwich
   5.77%, dated 09/30/96, matures 10/01/96,
   repurchase price $152,307,035
   (collateralized
   by FNMA obligations, total par value
   $462,732,247, 6.50%-11.00%,
   06/01/97-01/01/25: total market value
   $155,331,733) (A)                       152,283      152,283
--------------------------------------------------------------------------------
     Total Repurchase Agreements
       (Cost $655,144)                                  655,144
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 101.5%
   (COST $4,546,958)                                 $5,961,670
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.5%)
Other Assets and Liabilities, Net                       (89,515)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 400 million
 shares -- $0.001 par value) based on 208,090,033
 outstanding shares of common stock                   4,544,022
Fund Shares of Trust Class (authorized 200 million
 shares -- $0.001 par value) based on 7,644 outstanding
 shares of common stock                                     198
Accumulated net investment loss                         (13,390)
Accumulated net realized loss on investments            (73,387)
Net unrealized appreciation on investments            1,414,712
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                           $5,872,155
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- PBHG CLASS                               $28.22
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE -- TRUST CLASS                              $28.21
================================================================================
*NON INCOME PRODUCING SECURITY
(A) -- TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS                                        THE PBHG FUNDS, INC.
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 1996 (UNAUDITED)

PBHG EMERGING GROWTH FUND

[PIE CHART OMITTED]

Pie Chart depicting the asset allocation as of September 30, 1996 for the PBHG Emerging Growth Fund. The breakdown is as follows:
Technology: 39%, Consumer: 10%, Healthcare: 20%, Services: 9%,
Transportation: 2%, Industrial: 1%, Cash: 19%.


--------------------------------------------------------------------------------
OBJECTIVE   -- Long-term growth of capital
INVESTS IN  -- Small rapidly growing companies in any field
STRATEGY    -- The Fund's strategy is to invest in young, rapidly growing companies with prospects for continued growth. The Fund will typically target the following sectors: technology, healthcare, consumer and service. The Fund will remain diversified over a large number of securities, with no one security accounting for more than 3% of the portfolio.
--------------------      -----------------------
TOP FIVE PERFORMERS*      BOTTOM FIVE PERFORMERS*
Legato Systems            Microcom
DSP Communications        Astea
Veritas Software          Pete's Brewing Company
Greenwich Air Services    CONMED
Pure Atria                Manhattan Bagel

*DURING THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 1996

STATEMENT OF NET ASSETS - SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 80.1%
AUTOMATED DATA COLLECTION -- 0.5%
Trident International*                     462,200    $   7,800
--------------------------------------------------------------------------------
                                                          7,800
--------------------------------------------------------------------------------
AUTOMATED SOFTWARE QUALITY -- 1.5%
Pure Atria*                                570,994       21,555
--------------------------------------------------------------------------------
                                                         21,555
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.9%
Meridian Diagnostics                       292,300        3,910
Serologicals*                              253,500        8,809
--------------------------------------------------------------------------------
                                                         12,719
--------------------------------------------------------------------------------
CLIENT/SERVER SOFTWARE -- 11.3%
Advent Software*                           250,900        7,496
Applix*                                    461,100       12,104
Arbor Software*                            339,600       14,518
Aspect Development*                         31,000        1,054
Clarify*                                   309,800       19,208


                         AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                                            Annualized Inception
                                        6 Months2   1 Year        to Date3
--------------------------------------------------------------------------------
PBHG Emerging Growth Fund                14.17%     32.58%        39.56%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG EMERGING GROWTH FUND, VERSUS THE RUSSELL 2000 GROWTH INDEX, AND THE LIPPER SMALL COMPANY FUNDS AVERAGE

[LINE GRAPHIC OMITTED]
A line graph depicting the total growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the PBHG Emerging Growth Fund from June 30, 1993 through September 30, 1996 as compared with the growth of $10,000 investments in the Russell 2000 Growth Index, and the Lipper Small Company Funds Average over the same time period. The plot points are as follows:
                               6/30/93   3/94    3/95    3/96    9/96
PBHG Emerging Growth Fund      10,000   13,100  17,290  25,963  29,642
Russell 2000 Growth Index      10,000   10,763  11,547  15,176  15,917
Lipper Small Company
   Funds Average               10,000   10,815  11,652  15,293  16,783


1 Past performance of the period is not predictive of future performance. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Emerging Growth Fund commenced operations on June 15, 1993.
4 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.
5 The Lipper Small Company Funds Average is an equally weighted benchmark composed of mutual funds, each of which limits its investments, by prospectus or portfolio practice, to companies on the basis of the size of the company. The performance figures are based on changes in net asset value of the funds in the Index with all capital gains distributions and income dividends reinvested.

--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
CLIENT/SERVER SOFTWARE -- CONTINUED
Datastream Systems*                        329,300    $   9,961
Documentum*                                  9,500          302
Legato Systems*                            665,400       31,607
Pegasystems*                               171,800        4,467
Project Software & Development*            467,650       19,758
Scopus Technology*                         348,400       10,539
Unison Software*                           261,500        6,734
Vantive*                                   372,400       24,113
--------------------------------------------------------------------------------
                                                        161,861
--------------------------------------------------------------------------------
CONSUMER PRODUCTS--MISCELLANEOUS -- 0.8%
USA Detergents*                            302,200       12,013
--------------------------------------------------------------------------------
                                                         12,013
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 0.7%
Veterinary Centers of America*             452,800        9,933
--------------------------------------------------------------------------------
                                                          9,933
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
CONTRACT RESEARCH -- 2.7%
Parexel International*                     286,400   $   18,043
Pharmaceutical Product Development*        385,200       10,400
Quintiles Transnational*                   144,400       10,577
--------------------------------------------------------------------------------
                                                         39,020
--------------------------------------------------------------------------------
DATA COMMUNICATIONS -- 1.7%
Brooktrout Technology*                     535,825       19,558
P-COM*                                     216,300        5,354
--------------------------------------------------------------------------------
                                                         24,912
--------------------------------------------------------------------------------
DESIGN/MANUFACTURING AUTOMATION -- 3.5%
Cooper & Chyan Technology*                 295,200        7,232
EPIC Design Technology*                    428,200       10,705
LeCroy*                                    318,200        8,273
Mechanical Dynamics*                        36,900          646
Wind River Systems*                        525,500       23,253
--------------------------------------------------------------------------------
                                                         50,109
--------------------------------------------------------------------------------
DIGITAL MEDIA -- 1.6%
VideoServer*                               681,100       23,668
--------------------------------------------------------------------------------
                                                         23,668
--------------------------------------------------------------------------------
EDUCATIONAL SERVICES -- 0.5%
Apollo Group, Cl A*                        278,550        7,451
--------------------------------------------------------------------------------
                                                          7,451
--------------------------------------------------------------------------------
EMBEDDED SYSTEMS -- 0.7%
RadiSys*                                   206,400       10,217
--------------------------------------------------------------------------------
                                                         10,217
--------------------------------------------------------------------------------
EMPLOYMENT SERVICES -- 3.4%
Alternative Resources*                     375,800       10,569
On Assignment*                             284,500        9,744
Right Management Consultants*              161,100        3,907
Romac International*                       586,600       17,891
The Vincam Group*                          158,100        6,047
--------------------------------------------------------------------------------
                                                         48,158
--------------------------------------------------------------------------------
ENVIRONMENTAL -- 0.6%
Superior Services*                         215,000        3,440
Tetra Tech*                                215,625        5,121
--------------------------------------------------------------------------------
                                                          8,561
--------------------------------------------------------------------------------
HEALTH CARE--INFORMATION SYSTEMS -- 1.7%
Amisys Managed Care Systems*               348,200        8,313
HCIA*                                      165,000        9,900
Imnet Systems*                             315,600        6,154
--------------------------------------------------------------------------------
                                                         24,367
--------------------------------------------------------------------------------
HEALTH CARE SERVICES -- 3.1%
ABR Information Services*                  364,200       26,222
Access Health*                             271,400       15,266
IMPATH*                                    233,500        2,860
--------------------------------------------------------------------------------
                                                         44,348
--------------------------------------------------------------------------------
HEALTH CARE--SUPPLIES -- 1.6%
Gulf South Medical Supply*                 423,600       10,908
Physician Sales & Service*                 514,100       12,081
--------------------------------------------------------------------------------
                                                         22,989
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
INFORMATION TECHNOLOGY SERVICES -- 1.9%
Ciber*                                     103,600   $    3,937
Claremont Technology Group*                 89,200        3,211
META Group*                                336,100        9,327
Whittman-Hart*                             220,300       10,409
--------------------------------------------------------------------------------
                                                         26,884
--------------------------------------------------------------------------------
INFORMATION/FINANCIAL SERVICES -- 0.7%
Fair, Isaac & Company                      273,800       10,610
--------------------------------------------------------------------------------
                                                         10,610
--------------------------------------------------------------------------------
INTERNET -- 0.7%
Spyglass*                                  523,600        9,883
--------------------------------------------------------------------------------
                                                          9,883
--------------------------------------------------------------------------------
LOGISTICS -- 1.7%
Eagle USA Airfreight*                      919,900       23,917
--------------------------------------------------------------------------------
                                                         23,917
--------------------------------------------------------------------------------
MACHINERY/EQUIPMENT -- 1.1%
Greenwich Air Services, Cl A               231,100        6,471
Greenwich Air Services, Cl B*              472,400        9,802
--------------------------------------------------------------------------------
                                                         16,273
--------------------------------------------------------------------------------
MANAGED CARE-DENTAL -- 2.2%
Compdent*                                  169,600        6,402
First Commonwealth*                        233,500        5,195
Orthodontic Centers of America*            968,800       19,739
--------------------------------------------------------------------------------
                                                         31,336
--------------------------------------------------------------------------------
MEDICAL DEVICES -- 2.0%
CNS*                                       407,600        7,235
Target Therapeutics*                       506,000       21,632
--------------------------------------------------------------------------------
                                                         28,867
--------------------------------------------------------------------------------
MEDICAL EQUIPMENT -- 0.4%
Hologic*                                   228,900        6,409
--------------------------------------------------------------------------------
                                                          6,409
--------------------------------------------------------------------------------
NETWORKING SECURITY -- 1.3%
Security Dynamics Technologies*            262,000       18,799
--------------------------------------------------------------------------------
                                                         18,799
--------------------------------------------------------------------------------
PATIENT CARE--HOME -- 1.5%
American HomePatient*                      281,500        6,263
Pediatric Services of America*             306,700        5,674
Rural/Metro*                               268,200        9,789
--------------------------------------------------------------------------------
                                                         21,726
--------------------------------------------------------------------------------
PATIENT CARE--LONG TERM -- 0.4%
TheraTx*                                   438,700        5,210
--------------------------------------------------------------------------------
                                                          5,210
--------------------------------------------------------------------------------
PATIENT CARE--SPECIALTY -- 1.8%
National Surgery Centers*                  299,900        8,397
Renal Treatment Centers*                   532,200       17,696
--------------------------------------------------------------------------------
                                                         26,093
--------------------------------------------------------------------------------
PHARMACEUTICAL SERVICES -- 1.2%
NCS HealthCare*                            559,200       17,545
--------------------------------------------------------------------------------
                                                         17,545
--------------------------------------------------------------------------------

                                                            THE PBHG FUNDS, INC.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
PHYSICIAN PRACTICE MANAGEMENT -- 0.7%
OccuSystems*                               335,600   $   10,068
--------------------------------------------------------------------------------
                                                         10,068
--------------------------------------------------------------------------------
RESTAURANTS -- 2.5%
Logan's Roadhouse*                         410,350        8,258
Longhorn Steaks*                           149,000        2,272
Papa John's International*                 492,400       25,851
--------------------------------------------------------------------------------
                                                         36,381
--------------------------------------------------------------------------------
RETAIL--CATALOG -- 1.0%
Wilmar Industries*                         635,500       14,458
--------------------------------------------------------------------------------
                                                         14,458
--------------------------------------------------------------------------------
RETAIL--OFFICE PRODUCTS -- 1.9%
US Office Products*                        757,000       27,157
--------------------------------------------------------------------------------
                                                         27,157
--------------------------------------------------------------------------------
RETAIL--SPECIALTY -- 2.1%
Garden Ridge*                              306,500        5,249
Just For Feet*                             173,375        8,690
West Marine*                               482,800       15,932
--------------------------------------------------------------------------------
                                                         29,871
--------------------------------------------------------------------------------
RETAIL--SUPERMARKET/DRUG -- 0.7%
Whole Foods Market*                        386,900       10,253
--------------------------------------------------------------------------------
                                                         10,253
--------------------------------------------------------------------------------
SEMI-CONDUCTOR EQUIPMENT -- 0.9%
IKOS Systems*                              433,900        8,624
Integrated Measurement Systems*            251,500        4,150
--------------------------------------------------------------------------------
                                                         12,774
--------------------------------------------------------------------------------
SEMI-CONDUCTOR MANUFACTURING -- 1.2%
DSP Communications*                        310,400       17,344
--------------------------------------------------------------------------------
                                                         17,344
--------------------------------------------------------------------------------
SOFTWARE--GENERAL -- 7.0%
Aspen Technology*                          393,600       26,666
Desktop Data*                              371,425       10,771
Inso*                                      474,200       25,725
Systemsoft*                                 46,400        1,589
Veritas Software*                          271,200       19,187
Visio*                                     367,900       16,740
--------------------------------------------------------------------------------
                                                        100,678
--------------------------------------------------------------------------------
TECHNOLOGY--COMPONENTS -- 2.3%
Centennial Technologies*                   215,800        9,253
Equinox Systems*                           237,400        3,116
II-VI*                                     500,600       10,388
Proxim*                                    240,600        6,917
WPI Group*                                 476,400        3,454
--------------------------------------------------------------------------------
                                                         33,128
--------------------------------------------------------------------------------
TECHNOLOGY--MISCELLANEOUS -- 1.3%
Del Global Technologies*                   103,000          876
Encad*                                     216,300        9,058
Ultrak*                                     64,800        1,782
Zoltek*                                    170,400        6,475
--------------------------------------------------------------------------------
                                                         18,191
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 1.8%
Sawtek*                                    599,000       15,574
Uniphase*                                  226,200        9,557
--------------------------------------------------------------------------------
                                                         25,131
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          SHARES/FACE    MARKET
DESCRIPTION                              AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
TELEMARKETING -- 1.8%
Sitel*                                     343,400  $    15,281
Sykes Enterprises*                         211,800       10,219
--------------------------------------------------------------------------------
                                                         25,500
--------------------------------------------------------------------------------
VOICE/CALL TRANSACTION PROCESSING -- 1.2%
Natural Microsystems*                      371,900       17,898
--------------------------------------------------------------------------------
                                                         17,898
--------------------------------------------------------------------------------
     Total Common Stocks
       (Cost $817,409)                                1,152,065
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 21.0%
JP Morgan
   5.76%, dated 09/30/96, matures 10/01/96,
   repurchase price $89,871,415
   (collateralized by GNMA obligations,
   total par value $95,601,746, 7.00%,
   01/01/00-05/15/26: total
   market value $91,677,759) (A)          $ 89,857       89,857
Prudential
   5.76%, dated 09/30/96, matures 10/01/96,
   repurchase price $51,736,847
   (collateralized by FNMA obligations,
   total par value $54,373,522,
   6.50%-10.00%, 10/01/06-07/01/26;
   U.S. Treasury Note, par value $102,000,
   6.625%, 03/31/97: total market value:
   $53,764,138) (A)                         51,729       51,729
Greenwich
   5.76%, dated 09/30/96, matures 10/01/96,
   repurchase price $160,108,494
   (collateralized by
   FNMA obligations, total par value
   $194,412,402, 4.50%-9.50%,
   01/01/04-10/01/26: total market value
   $163,287,870) (A)                       160,083      160,083
--------------------------------------------------------------------------------
     Total Repurchase Agreements
       (Cost $301,669)                                  301,669
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 101.1%
   (COST $1,119,078)                                  1,453,734
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.1%)
Other Assets and Liabilities, Net                       (15,953)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 400
   million share -- $0.001 par value)
   based on 54,577,139 outstanding shares
   of common stock                                    1,096,867
Accumulated net investment loss                          (1,520)
Accumulated net realized gain on investments              7,778
Net unrealized appreciation on investments              334,656
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                           $1,437,781
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE                                             $26.34
================================================================================
*NON INCOME PRODUCING SECURITY
(A) -- TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 1996 (UNAUDITED)

PBHG CORE GROWTH FUND

[PIE CHART OMITTED]
Pie Chart depicting the asset allocation as of September 30, 1996 for the PBHG Core Growth Fund. The breakdown is as follows:
Technology: 28%, Consumer: 14%, Healthcare: 17%, Services: 23%,
Transportation: 2%, Industrial: 3%, Energy: 2%, Financial: 3%, Cash: 8%.

--------------------------------------------------------------------------------
OBJECTIVE  -- Long-term capital appreciation
INVESTS IN -- A diversified portfolio of small, mid-size and large capitalization companies in all fields that offer attractive capital appreciation opportunities
STRATEGY   -- The Fund's holdings currently range from roughly $200 million to
              $50 billion in market capitalization, with an average size of $4 billion. While future changes in holdings will create some variability, we do not expect the company size features of the Fund to differ substantially from what they are presently. Stock selection is exclusively "bottom up", focusing on individual companies and the strength of their fundamental business characteristics. Sector exposure is not predetermined, but follows from the selection of the most attractive individual stocks.

--------------------        -----------------------
TOP FIVE PERFORMERS*        BOTTOM FIVE PERFORMERS*
CDW Computer Centers        Fritz Companies
TeleTech Holdings           Sunglass Hut International
McAfee Associates           Target Therapeutics
ADC Telecommunications      Healthsource
US Filter                   Gulf South Medical Supply

*DURING THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 1996

STATEMENT OF NET ASSETS - SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 90.3%
APPAREL -- 1.6%
Donna Karan International*                 169,700     $  3,882
Tommy Hilfiger*                             57,600        3,413
--------------------------------------------------------------------------------
                                                          7,295
--------------------------------------------------------------------------------
AUTO-RELATED -- 1.6%
Harley-Davidson                            167,300        7,194
--------------------------------------------------------------------------------
                                                          7,194
--------------------------------------------------------------------------------
AUTOMATED SOFTWARE QUALITY -- 0.6%
Pure Atria*                                 76,200        2,877
--------------------------------------------------------------------------------
                                                          2,877
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 3.2%
Amgen*                                     106,700        6,735
IDEXX Laboratories*                        171,700        7,769
--------------------------------------------------------------------------------
                                                         14,504
--------------------------------------------------------------------------------

                       AGGREGATE TOTAL RETURN1
--------------------------------------------------------------------------------
                                      6 Months2    Since Inception3
--------------------------------------------------------------------------------
PBHG Core Growth Fund                  20.14%          42.00%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG CORE GROWTH FUND, VERSUS THE RUSSELL 3000 INDEX, AND THE LIPPER GROWTH FUNDS AVERAGE

[LINE GRAPHIC OMITTED]
A line graph depicting the total growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the PBHG Core Growth Fund from December 31, 1995 through September 30, 1996 as compared with the growth of $10,000 investments in the Russell 3000 Index and the Lipper Growth Funds Average over the same time period. The plot points are as follows:

                       12/31/95  1/96    2/96    3/96    4/96    5/96
PBHG Core Growth Fund   10,000  10,590  11,450  11,820  13,310  14,230
Russell 3000 Index      10,000  10,292  10,508  10,542  10,873  11,272
Lipper Growth Funds
  Average               10,000  10,215  10,445  10,538  10,888  11,179

                         6/96    7/96    8/96    9/96
PBHG Core Growth Fund   13,800  12,041  13,000  14,200
Russell 3000 Index      11,206  10,476  10,795  11,557
Lipper Growth Funds
  Average               11,015  10,362  10,728  11,336


1 Past performance of the period is not predictive of future performance. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 Total return has not been annualized. The PBHG Core Growth Fund commenced operations on January 2, 1996.
4 The Russell 3000 Index is an unmanaged index comprised of the 3000 largest
  U.S. securities as determined by total market capitalization and represents approximately 98% of the investable U.S. equity market. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.
5 The Lipper Growth Funds Average is an equally weighted bench-mark composed of mutual funds, each of which normally invests in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The performance figures are based on changes in net asset value of the funds in the Index with all capital gains distributions and income dividends reinvested.


--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
CLIENT/SERVER SOFTWARE -- 3.8%
Datastream Systems*                         83,000     $  2,511
Forte Software*                             63,700        2,500
HNC Software*                               61,400        2,456
Peoplesoft*                                 81,200        6,760
Remedy*                                     36,800        2,944
--------------------------------------------------------------------------------
                                                         17,171
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 3.6%
Computer Sciences*                          76,500        5,881
DST Systems*                               129,100        4,131
First Data                                  78,700        6,424
--------------------------------------------------------------------------------
                                                         16,436
--------------------------------------------------------------------------------
COMMUNICATION SERVICES -- 1.2%
LCI International*                         172,700        5,440
--------------------------------------------------------------------------------
                                                          5,440
--------------------------------------------------------------------------------

                                                            THE PBHG FUNDS, INC.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
CONSUMER FINANCE -- 3.0%
Associates First Capital                   152,700     $  6,261
Money Store (The)                          286,225        7,585
--------------------------------------------------------------------------------
                                                         13,846
--------------------------------------------------------------------------------
CONSUMER PRODUCTS--MISCELLANEOUS -- 1.6%
Oakley*                                    171,600        7,293
--------------------------------------------------------------------------------
                                                          7,293
--------------------------------------------------------------------------------
CONTRACT RESEARCH -- 1.2%
Quintiles Transnational*                    72,900        5,340
--------------------------------------------------------------------------------
                                                          5,340
--------------------------------------------------------------------------------
CORRECTIONAL SERVICES -- 1.5%
Corrections Corp. of America*              217,500        6,797
--------------------------------------------------------------------------------
                                                          6,797
--------------------------------------------------------------------------------
DATA COMMUNICATIONS -- 2.8%
PictureTel*                                168,900        5,954
US Robotics*                               103,300        6,676
--------------------------------------------------------------------------------
                                                         12,630
--------------------------------------------------------------------------------
DESIGN/MANUFACTURING AUTOMATION -- 4.4%
EPIC Design Technology*                     81,500        2,038
Integrated Systems*                        127,700        4,214
Parametric Technology*                     137,600        6,794
Synopsys*                                  152,700        7,043
--------------------------------------------------------------------------------
                                                         20,089
--------------------------------------------------------------------------------
DISTRIBUTION SOFTWARE/HARDWARE & PERIPHERALS -- 1.1%
Dell Computer*                              62,500        4,859
--------------------------------------------------------------------------------
                                                          4,859
--------------------------------------------------------------------------------
DIGITAL MEDIA -- 1.1%
VideoServer*                               149,200        5,185
--------------------------------------------------------------------------------
                                                          5,185
--------------------------------------------------------------------------------
DRUGS -- 1.9%
Dura Pharmaceuticals*                      153,800        5,671
Pfizer                                      35,600        2,817
--------------------------------------------------------------------------------
                                                          8,488
--------------------------------------------------------------------------------
ENERGY--SERVICE/EQUIPMENT -- 1.7%
Input/Output*                              166,000        4,939
Varco International*                       155,600        2,742
--------------------------------------------------------------------------------
                                                          7,681
--------------------------------------------------------------------------------
ENTERTAINMENT -- 1.1%
Regal Cinemas*                             196,550        4,914
--------------------------------------------------------------------------------
                                                          4,914
--------------------------------------------------------------------------------
ENVIRONMENTAL -- 6.1%
Thermo Electron*                           137,550        5,571
United Waste Systems*                      188,800        6,561
US Filter*                                 266,400        9,091
USA Waste Services*                        206,570        6,507
--------------------------------------------------------------------------------
                                                         27,730
--------------------------------------------------------------------------------
GRAPHICS/IMAGE PROCESSING -- 0.3%
Electronics for Imaging*                    16,600        1,191
--------------------------------------------------------------------------------
                                                          1,191
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
HEALTH CARE--INFORMATION SYSTEMS -- 1.0%
HBO & Company                               71,200     $  4,753
--------------------------------------------------------------------------------
                                                          4,753
--------------------------------------------------------------------------------
HEALTH CARE--MANAGEMENT SERVICES -- 0.5%
Access Health*                              41,100        2,312
--------------------------------------------------------------------------------
                                                          2,312
--------------------------------------------------------------------------------
HEALTH CARE--SUPPLIES -- 2.4%
Gulf South Medical Supply*                 143,300        3,690
Physician Sales & Service*                 312,300        7,339
--------------------------------------------------------------------------------
                                                         11,029
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 1.3%
Gartner Group, Cl A*                       178,100        6,055
--------------------------------------------------------------------------------
                                                          6,055
--------------------------------------------------------------------------------
INFORMATION/FINANCIAL SERVICES -- 1.7%
Paychex                                    137,700        7,987
--------------------------------------------------------------------------------
                                                          7,987
--------------------------------------------------------------------------------
LODGING -- 1.8%
HFS*                                       122,200        8,172
--------------------------------------------------------------------------------
                                                          8,172
--------------------------------------------------------------------------------
LOGISTICS -- 0.5%
Eagle USA Airfreight*                       94,200        2,449
--------------------------------------------------------------------------------
                                                          2,449
--------------------------------------------------------------------------------
MANAGED CARE-DENTAL -- 1.2%
Compdent*                                   91,900        3,469
Orthodontic Centers of America*            106,800        2,176
--------------------------------------------------------------------------------
                                                          5,645
--------------------------------------------------------------------------------
NETWORKING -- 8.9%
Ascend Communications*                     100,100        6,619
Cascade Communications*                     98,400        8,020
Cisco Systems*                             132,100        8,198
FORE Systems*                              186,700        7,725
Premisys Communications*                   134,000        4,924
Shiva*                                      92,100        5,284
--------------------------------------------------------------------------------
                                                         40,770
--------------------------------------------------------------------------------
NETWORKING SECURITY -- 0.2%
Security Dynamics Technologies*             15,300        1,098
--------------------------------------------------------------------------------
                                                          1,098
--------------------------------------------------------------------------------
NETWORKING SOFTWARE -- 1.1%
McAfee Associates*                          74,300        5,127
--------------------------------------------------------------------------------
                                                          5,127
--------------------------------------------------------------------------------
NON-DURABLES -- 1.4%
Blyth Industries*                          136,500        6,620
--------------------------------------------------------------------------------
                                                          6,620
--------------------------------------------------------------------------------
PATIENT CARE-SPECIALTY -- 1.4%
HEALTHSOUTH*                               170,600        6,547
--------------------------------------------------------------------------------
                                                          6,547
--------------------------------------------------------------------------------
PHARMACEUTICAL SERVICES -- 1.3%
Omnicare                                   199,000        6,069
--------------------------------------------------------------------------------
                                                          6,069
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 1996 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
PHYSICIAN PRACTICE MANAGEMENT -- 2.6%
Pediatrix Medical Group*                    15,000     $    744
PhyCor*                                    186,100        7,083
Physician Reliance Network*                255,400        3,895
--------------------------------------------------------------------------------
                                                         11,722
--------------------------------------------------------------------------------
PROCESS TECHNOLOGY -- 0.8%
Thermedics*                                136,800        3,608
--------------------------------------------------------------------------------
                                                          3,608
--------------------------------------------------------------------------------
RADIO/TELEVISION -- 1.3%
Clear Channel Communications*               67,400        5,965
--------------------------------------------------------------------------------
                                                          5,965
--------------------------------------------------------------------------------
RESTAURANTS -- 1.1%
Boston Chicken*                            140,300        4,946
--------------------------------------------------------------------------------
                                                          4,946
--------------------------------------------------------------------------------
RETAIL--CATALOG -- 1.1%
CDW Computer Centers*                       71,949        4,911
--------------------------------------------------------------------------------
                                                          4,911
--------------------------------------------------------------------------------
RETAIL--OFFICE PRODUCTS -- 1.7%
Corporate Express*                         200,800        7,806
--------------------------------------------------------------------------------
                                                          7,806
--------------------------------------------------------------------------------
RETAIL--SPECIALTY -- 2.2%
Just For Feet*                              96,500        4,837
West Marine*                               154,400        5,095
--------------------------------------------------------------------------------
                                                          9,932
--------------------------------------------------------------------------------
SOFTWARE--GENERAL -- 2.2%
Aspen Technologies*                         93,300        6,321
Harbinger*                                 153,000        3,825
--------------------------------------------------------------------------------
                                                         10,146
--------------------------------------------------------------------------------
SYSTEM INTEGRATORS/VALUE ADDED RESELLERS -- 1.2%
Cambridge Technology Partners*             178,800        5,409
--------------------------------------------------------------------------------
                                                          5,409
--------------------------------------------------------------------------------
TECHNOLOGY--COMPONENTS -- 0.2%
Proxim*                                     25,000          719
--------------------------------------------------------------------------------
                                                            719
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 1.6%
ADC Telecommunications*                    115,400        7,386
--------------------------------------------------------------------------------
                                                          7,386
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          SHARES/FACE    MARKET
DESCRIPTION                              AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
TELEMARKETING -- 4.9%
APAC Teleservices*                         166,800     $  8,548
Sitel                                      111,200        4,948
TeleTech Holdings*                         239,600        8,745
--------------------------------------------------------------------------------
                                                         22,241
--------------------------------------------------------------------------------
TRANSPORTATION--AIR -- 1.3%
Atlas Air*                                 140,400        6,002
--------------------------------------------------------------------------------
                                                          6,002
--------------------------------------------------------------------------------
     Total Common Stocks
       (Cost $375,191)                                  412,386
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 13.0%
Greenwich
   5.77%, dated 09/30/96, matures 10/01/96,
   repurchase price $59,456,914
   (collateralized by FNMA obligations,
   total par value $105,565,236,
   6.50%-8.00%, 10/01/07-07/01/24:
   total market value $60,638,360) (A)   $  59,447       59,447
--------------------------------------------------------------------------------
     Total Repurchase Agreement
       (Cost $59,447)                                    59,447
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 103.3%
   (COST $434,638)                                      471,833
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (3.3%)
Payable for Securities Purchased                        (24,516)
Other Assets and Liabilities                              9,319
--------------------------------------------------------------------------------
   Total Other Assets and Liabilities, Net              (15,197)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
   shares -- $0.001 par value)
   based on 32,160,210 outstanding shares
    of common stock                                     428,206
Accumulated net investment loss                            (692)
Accumulated net realized loss on investments             (8,073)
Net unrealized appreciation on investments               37,195
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                             $456,636
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE                                             $14.20
================================================================================

*NON INCOME PRODUCING SECURITY
(A) -- TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS                                        THE PBHG FUNDS, INC.
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 1996 (UNAUDITED)

PBHG SELECT EQUITY FUND

[PIE CHART OMITTED]
Pie Chart depicting the asset allocation as of September 30, 1996 for the PBHG Select Equity Fund. The breakdown is as follows:
Technology: 39%, Consumer: 14%, Healthcare: 16%, Services: 13%,
Transportation: 2%, Cash: 16%.

--------------------------------------------------------------------------------
OBJECTIVE  -- Long-term growth of capital
INVESTS IN -- 25 to 30 companies of all sizes -- selected from many fields and sectors -- that show outstanding promise
STRATEGY   -- The Fund concentrates its investments in what we view as the best opportunities in our universe of approximately 1000 companies. At the end of the period, the Fund held the maximum number of 30 stocks ranging in size from $680 million (Visio) to $36.9 billion (Cisco Systems). The mean market capitalization was $2.8 billion. The Fund's size characteristics may vary dramatically from one time period to another, reflecting the inherent sensitivity to changes in holdings of a highly concentrated portfolio.

--------------------                -----------------------
TOP FIVE PERFORMERS*                BOTTOM FIVE PERFORMERS*
McAfee Associates                   Thermo Cardiosystems
Clear Channel Communications        Pediatrix Medical Group
Cascade Communications              Money Store (The)
Paychex                             Boston Chicken
Peoplesoft                          Cognex

*DURING THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 1996

STATEMENT OF NET ASSETS - SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 83.9%
APPAREL -- 3.4%
Tommy Hilfiger*                            387,500    $  22,960
--------------------------------------------------------------------------------
                                                         22,960
--------------------------------------------------------------------------------
CLIENT/SERVER SOFTWARE -- 4.6%
Peoplesoft*                                253,300       21,087
Remedy*                                    122,000        9,760
--------------------------------------------------------------------------------
                                                         30,847
--------------------------------------------------------------------------------
CONTRACT RESEARCH -- 3.6%
Quintiles Transnational*                   332,600       24,363
--------------------------------------------------------------------------------
                                                         24,363
--------------------------------------------------------------------------------
CORRECTIONAL SERVICES -- 2.2%
Corrections Corp. of America*              471,100       14,722
--------------------------------------------------------------------------------
                                                         14,722
--------------------------------------------------------------------------------


                    AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                                           Annualized Inception
                                     6 Months2    1 Year       to Date3
--------------------------------------------------------------------------------
PBHG Select Equity Fund                21.89%     45.20%        67.61%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG SELECT EQUITY FUND, VERSUS THE RUSSELL 3000 INDEX, AND THE LIPPER CAPITAL APPRECIATION FUNDS AVERAGE

[LINE GRAPHIC OMITTED]
A line graph depicting the total growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the PBHG Select Equity Fund from April 30, 1995 through September 30, 1996 as compared with the growth of $10,000 investments in the Russell 3000 Index, and the Lipper Capital Appreciation Funds Average over the same time period. The plot points are as follows:

                         4/30/95  6/95    9/95   12/95    3/96    6/96    9/96
PBHG Select Equity Fund  10,000  11,686  14,546  15,512  17,329  19,606  21,121
Russell 3000 Index       10,000  10,757  11,758  12,256  12,919  13,734  14,164
Lipper Capital
  Appreciation
  Funds Average          10,000  10,737  11,750  12,029  12,720  13,366  13,628

1 Past performance of the period is not predictive of future performance. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Select Equity Fund commenced operations on April 5, 1995.
4 The Russell 3000 Index is an unmanaged index comprised of the 3000 largest
  U.S. securities as determined by total market capitalization and represents approximately 98% of the investable U.S. equity market. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.
5 The Lipper Capital Appreciation Funds Average is an equally weighted benchmark composed of mutual funds with the investment objective of maximum capital appreciation. The performance figures are based on changes in net asset value of the funds in the Index with all capital gains distributions and income dividends reinvested.


--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
DATA COMMUNICATIONS -- 4.9%
PairGain Technologies*                     210,000    $  16,406
US Robotics*                               253,700       16,395
--------------------------------------------------------------------------------
                                                         32,801
--------------------------------------------------------------------------------
DESIGN/MANUFACTURING AUTOMATION -- 1.9%
Parametric Technology*                     256,600       12,670
--------------------------------------------------------------------------------
                                                         12,670
--------------------------------------------------------------------------------
DISTRIBUTION SOFTWARE--HARDWARE & PERIPHERALS -- 3.6%
Dell Computer*                             317,300       24,670
--------------------------------------------------------------------------------
                                                         24,670
--------------------------------------------------------------------------------
DRUGS -- 2.5%
Dura Pharmaceuticals*                      467,400       17,235
--------------------------------------------------------------------------------
                                                         17,235
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
EMPLOYMENT SERVICES -- 2.7%
AccuStaff*                                 716,500    $  18,540
--------------------------------------------------------------------------------
                                                         18,540
--------------------------------------------------------------------------------
HEALTH CARE--INFORMATION SYSTEMS -- 3.2%
HBO & Company                              322,600       21,534
--------------------------------------------------------------------------------
                                                         21,534
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 2.8%
Gartner Group, Cl A*                       556,700       18,928
--------------------------------------------------------------------------------
                                                         18,928
--------------------------------------------------------------------------------
INFORMATION/FINANCIAL SERVICES -- 1.6%
Paychex                                    192,150       11,145
--------------------------------------------------------------------------------
                                                         11,145
--------------------------------------------------------------------------------
LODGING -- 3.6%
HFS*                                       362,500       24,242
--------------------------------------------------------------------------------
                                                         24,242
--------------------------------------------------------------------------------
MEDICAL DEVICES -- 1.6%
Thermo Cardiosystems*                      289,150       10,590
--------------------------------------------------------------------------------
                                                         10,590
--------------------------------------------------------------------------------
NETWORKING -- 17.9%
Ascend Communications*                     379,100       25,068
Cascade Communications*                    304,800       24,841
Cisco Systems*                             356,700       22,138
FORE Systems*                              641,000       26,521
Shiva*                                     389,000       22,319
--------------------------------------------------------------------------------
                                                        120,887
--------------------------------------------------------------------------------
NETWORKING SOFTWARE -- 3.3%
McAfee Associates*                         324,150       22,366
--------------------------------------------------------------------------------
                                                         22,366
--------------------------------------------------------------------------------
PATIENT CARE--HEALTH PLAN -- 3.4%
Oxford Health Plans*                       464,400       23,104
--------------------------------------------------------------------------------
                                                         23,104
--------------------------------------------------------------------------------
PHYSICIAN PRACTICE MANAGEMENT -- 2.1%
Pediatrix Medical Group*                   286,300       14,208
--------------------------------------------------------------------------------
                                                         14,208
--------------------------------------------------------------------------------
RADIO/TELEVISION -- 2.8%
Clear Channel Communications*              213,200       18,868
--------------------------------------------------------------------------------
                                                         18,868
--------------------------------------------------------------------------------
RETAIL--SPECIALTY -- 6.2%
CompUSA*                                   420,300       22,696
Just For Feet*                             382,950       19,195
--------------------------------------------------------------------------------
                                                         41,891
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                          SHARES/FACE    MARKET
DESCRIPTION                              AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
SOFTWARE--GENERAL -- 2.0%
Visio*                                     294,900    $  13,418
--------------------------------------------------------------------------------
                                                         13,418
--------------------------------------------------------------------------------
SYSTEM SOFTWARE -- 2.2%
Computer Associates International          246,200       14,711
--------------------------------------------------------------------------------
                                                         14,711
--------------------------------------------------------------------------------
TRANSPORTATION--AIR -- 1.8%
Atlas Air*                                 285,500       12,205
--------------------------------------------------------------------------------
                                                         12,205
--------------------------------------------------------------------------------
     Total Common Stocks
       (Cost $484,172)                                  566,905
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 16.2%
Greenwich
   5.77%, dated 09/30/96, matures 10/01/96,
   repurchase price $72,436,971
   (collateralized by FHLMC obligations,
   total par value $497,788,093,
   0.00%-14.00%, 11/01/97-09/01/26:
   total market value: $73,874,106) (A)  $  72,425       72,425
Prudential Securities
   5.77%, dated 09/30/96, matures 10/01/96,
   repurchase price $37,353,288
   (collateralized by FNMA obligations,
   total par value $64,330,664,
   7.00%-8.50%, 12/01/99-02/01/25:
   total market value $38,094,249) (A)      37,347       37,347
--------------------------------------------------------------------------------
     Total Repurchase Agreements
       (Cost $109,772)                                  109,772
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.1%
   (COST $593,944)                                      676,677
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1%)
Other Assets and Liabilities, Net                          (733)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200
   million shares -- $0.001 par value)
   based on 32,105,786 outstanding
   shares of common stock                               585,292
Accumulated net investment loss                          (1,015)
Accumulated net realized gain on investments              8,934
Net unrealized appreciation on investments               82,733
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                             $675,944
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE                                             $21.05
================================================================================

*NON INCOME PRODUCING SECURITY
(A) -- TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS                                        THE PBHG FUNDS, INC.
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 1996 (UNAUDITED)

PBHG LARGE CAP GROWTH FUND

[PIE CHART OMITTED]
Pie Chart depicting the asset allocation as of September 30, 1996 for the Large Cap Growth Fund. The breakdown is as follows:
Technology: 30%, Consumer: 15%, Healthcare: 20%, Services: 15%, Energy: 2%,
Financial: 5%, Industrial: 3%, Cash: 10%.




--------------------------------------------------------------------------------
OBJECTIVE  -- Long-term growth of capital
INVESTS IN -- High-growth companies, with above $1 billion market capitalization, offering attractive capital
              appreciation opportunities
STRATEGY   -- The Fund's larger company focus is intended to provide reduced short-term volatility while still generating superior returns. As currently constructed, the Fund's 69 holdings range from roughly $1 billion to $85 billion in market capitalization, with an average capitalization of $11.7 billion. The stock selection approach remains focused on the fundamental analysis of individual companies, the strength of their products and/or services and their competitive positioning. Sector exposure is determined solely by the selection of the most attractive individual stocks.

--------------------              -----------------------
TOP FIVE PERFORMERS*              BOTTOM FIVE PERFORMERS*
ADC Telecommunications            Fritz Companies
Cascade Communications            Sunglass Hut International
Clear Channel Communications      Micro Warehouse
Nike                              Healthsource
Paychex                           Informix

*DURING THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 1996

STATEMENT OF NET ASSETS - SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 90.0%
APPAREL -- 3.3%
Jones Apparel Group*                        23,000     $  1,466
Nike, Cl B                                  10,900        1,324
Tommy Hilfiger*                             32,400        1,920
--------------------------------------------------------------------------------
                                                          4,710
--------------------------------------------------------------------------------
AUTO-RELATED -- 1.6%
Harley-Davidson                             53,100        2,283
--------------------------------------------------------------------------------
                                                          2,283
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 3.1%
Amgen*                                      36,000        2,273
IDEXX Laboratories*                         47,300        2,140
--------------------------------------------------------------------------------
                                                          4,413
--------------------------------------------------------------------------------
CLIENT/SERVER SOFTWARE -- 1.6%
Peoplesoft*                                 28,200        2,348
--------------------------------------------------------------------------------
                                                          2,348
--------------------------------------------------------------------------------

                      AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                                           Annualized Inception
                                     6 Months2     1 Year       to Date3
--------------------------------------------------------------------------------
PBHG Large Cap Growth Fund            12.53%       28.19%        42.12%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG LARGE CAP GROWTH FUND, VERSUS THE RUSSELL 1000 GROWTH INDEX, AND THE LIPPER GROWTH FUNDS AVERAGE


[LINE GRAPHIC OMITTED]
A line graph depicting the total growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the PBHG Large Cap Growth Fund from April 30, 1995 through September 30, 1996 as compared with the growth of $10,000 investments in the Russell 1000 Growth Index, and the Lipper Growth Funds Average over the same time period. The plot points are as follows:

                         4/30/95  6/95    9/95   12/95    3/96    6/96    9/96
PBHG Large Cap Growth
  Fund                   10,000  10,920  13,160  13,382  14,992  16,158  16,871
Russell 1000 Growth
  Index                  10,000  10,748  11,724  12,259  12,917  13,739  14,234
Lipper Growth Funds
  Average                10,000  10,738  11,664  11,945  12,587  13,153  13,535


1 Past performance of the period is not predictive of future performance. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Large Cap Growth Fund commenced operations on April 5, 1995.
4 The Russell 1000 Growth Index is an unmanaged index comprised of those securities in the Russell 3000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.
5 The Lipper Growth Funds Average is an equally weighted bench-mark composed of mutual funds, each of which normally invests in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The performance figures are based on changes in net asset value of the funds in the Index with all capital gains distributions and income dividends reinvested.

--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
COMMERCIAL SERVICES -- 2.3%
DST Systems*                                43,400     $  1,389
First Data                                  23,100        1,886
--------------------------------------------------------------------------------
                                                          3,275
--------------------------------------------------------------------------------
COMMUNICATION SERVICES -- 1.2%
LCI International*                          53,100        1,673
--------------------------------------------------------------------------------
                                                          1,673
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 2.2%
Associates First Capital                    55,100        2,259
Money Store (The)                           35,100          930
--------------------------------------------------------------------------------
                                                          3,189
--------------------------------------------------------------------------------
CONSUMER PRODUCTS--MISCELLANEOUS -- 1.4%
Gillette                                    27,600        1,991
--------------------------------------------------------------------------------
                                                          1,991
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 1996 (UNAUDITED)


--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
CONSUMER SERVICES -- 1.0%
Service Corp. International                 46,000     $  1,392
--------------------------------------------------------------------------------
                                                          1,392
--------------------------------------------------------------------------------
CONTRACT RESEARCH -- 1.5%
Quintiles Transnational*                    28,400        2,080
--------------------------------------------------------------------------------
                                                          2,080
--------------------------------------------------------------------------------
CORRECTIONAL SERVICES -- 0.8%
Corrections Corp. of America*               37,600        1,175
--------------------------------------------------------------------------------
                                                          1,175
--------------------------------------------------------------------------------
DATA COMMUNICATIONS -- 2.5%
PictureTel*                                 58,100        2,048
US Robotics*                                24,300        1,570
--------------------------------------------------------------------------------
                                                          3,618
--------------------------------------------------------------------------------
DESIGN/MANUFACTURING AUTOMATION -- 3.2%
Parametric Technology*                      46,600        2,301
Synopsys*                                   48,100        2,219
--------------------------------------------------------------------------------
                                                          4,520
--------------------------------------------------------------------------------
DISTRIBUTION SOFTWARE--HARDWARE & PERIPHERALS -- 4.3%
Dell Computer*                              35,700        2,776
Hewlett-Packard                             45,400        2,213
Sun Microsystems*                           17,400        1,081
--------------------------------------------------------------------------------
                                                          6,070
--------------------------------------------------------------------------------
DRUGS -- 2.0%
Merck                                       21,300        1,499
Pfizer                                      17,400        1,377
--------------------------------------------------------------------------------
                                                          2,876
--------------------------------------------------------------------------------
EMPLOYMENT SERVICES -- 2.1%
AccuStaff*                                  76,100        1,969
Manpower                                    32,000        1,064
--------------------------------------------------------------------------------
                                                          3,033
--------------------------------------------------------------------------------
ENERGY--SERVICE/EQUIPMENT -- 2.2%
Input/Output*                               64,200        1,910
Tidewater                                   32,400        1,211
--------------------------------------------------------------------------------
                                                          3,121
--------------------------------------------------------------------------------
ENVIRONMENTAL -- 1.2%
Thermo Electron*                            43,100        1,746
--------------------------------------------------------------------------------
                                                          1,746
--------------------------------------------------------------------------------
FINANCIAL--MISCELLANEOUS -- 1.4%
First USA                                   34,800        1,927
--------------------------------------------------------------------------------
                                                          1,927
--------------------------------------------------------------------------------
HEALTH CARE--INFORMATION SYSTEMS -- 1.3%
HBO & Company                               26,800        1,789
--------------------------------------------------------------------------------
                                                          1,789
--------------------------------------------------------------------------------
HEALTH CARE--SUPPLIES -- 1.5%
Johnson & Johnson                           40,688        2,085
--------------------------------------------------------------------------------
                                                          2,085
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
INFORMATION TECHNOLOGY -- 2.7%
Computer Sciences*                          23,900     $  1,837
Gartner Group, Cl A*                        59,600        2,026
--------------------------------------------------------------------------------
                                                          3,863
--------------------------------------------------------------------------------
INFORMATION/FINANCIAL SERVICES -- 1.8%
Paychex                                     44,800        2,598
--------------------------------------------------------------------------------
                                                          2,598
--------------------------------------------------------------------------------
LODGING -- 1.8%
HFS*                                        38,800        2,595
--------------------------------------------------------------------------------
                                                          2,595
--------------------------------------------------------------------------------
MEDICAL DEVICES -- 2.9%
Boston Scientific*                          39,600        2,277
Medtronic                                   28,300        1,815
--------------------------------------------------------------------------------
                                                          4,092
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 1.3%
MGIC Investment                             26,900        1,812
--------------------------------------------------------------------------------
                                                          1,812
--------------------------------------------------------------------------------
MULTI-INDUSTRY -- 1.3%
Danaher                                     13,500          559
Fastenal                                    26,200        1,297
--------------------------------------------------------------------------------
                                                          1,856
--------------------------------------------------------------------------------
NETWORKING -- 8.2%
Ascend Communications*                      31,400        2,076
Cascade Communications*                     32,600        2,657
Cisco Systems*                              49,400        3,066
FORE Systems*                               61,800        2,557
Shiva*                                      24,300        1,394
--------------------------------------------------------------------------------
                                                         11,750
--------------------------------------------------------------------------------
PATIENT CARE--HEALTH PLAN -- 1.4%
Oxford Health Plans*                        38,800        1,930
--------------------------------------------------------------------------------
                                                          1,930
--------------------------------------------------------------------------------
PATIENT CARE--HOSPITAL -- 1.7%
Health Management Associates, Cl A*         97,800        2,433
--------------------------------------------------------------------------------
                                                          2,433
--------------------------------------------------------------------------------
PATIENT CARE--SPECIALTY -- 1.5%
HEALTHSOUTH*                                57,500        2,207
--------------------------------------------------------------------------------
                                                          2,207
--------------------------------------------------------------------------------
PHARMACEUTICAL SERVICES -- 1.7%
Omnicare                                    78,100        2,382
--------------------------------------------------------------------------------
                                                          2,382
--------------------------------------------------------------------------------
PHYSICIAN PRACTICE MANAGEMENT -- 1.6%
PhyCor*                                     61,550        2,343
--------------------------------------------------------------------------------
                                                          2,343
--------------------------------------------------------------------------------
RADIO/TELEVISION -- 1.7%
Clear Channel Communications*               27,900        2,469
--------------------------------------------------------------------------------
                                                          2,469
--------------------------------------------------------------------------------

                                                            THE PBHG FUNDS, INC.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
RESTAURANTS -- 1.4%
Boston Chicken*                             58,600    $   2,066
--------------------------------------------------------------------------------
                                                          2,066
--------------------------------------------------------------------------------
RETAIL--CATALOG -- 1.0%
Viking Office Products*                     48,100        1,443
--------------------------------------------------------------------------------
                                                          1,443
--------------------------------------------------------------------------------
RETAIL--GENERAL -- 1.0%
Dollar General                              44,000        1,369
--------------------------------------------------------------------------------
                                                          1,369
--------------------------------------------------------------------------------
RETAIL--OFFICE PRODUCTS -- 2.6%
Corporate Express*                          52,600        2,045
Staples*                                    77,800        1,726
--------------------------------------------------------------------------------
                                                          3,771
--------------------------------------------------------------------------------
RETAIL--SPECIALTY -- 1.6%
CompUSA*                                    43,000        2,322
--------------------------------------------------------------------------------
                                                          2,322
--------------------------------------------------------------------------------
SEMI-CONDUCTOR MANUFACTURING -- 3.2%
Altera*                                     24,200        1,225
Atmel*                                      19,000          587
Intel                                       19,000        1,813
Linear Technology                           25,500          940
--------------------------------------------------------------------------------
                                                          4,565
--------------------------------------------------------------------------------
SOFTWARE--GENERAL -- 1.2%
Microsoft*                                  13,300        1,754
--------------------------------------------------------------------------------
                                                          1,754
--------------------------------------------------------------------------------
SYSTEM INTEGRATORS/VALUE ADDED RESELLERS -- 0.9%
Cambridge Technology Partners*              44,600        1,349
--------------------------------------------------------------------------------
                                                          1,349
--------------------------------------------------------------------------------
SYSTEM SOFTWARE -- 3.0%
BMC Software*                               26,100        2,075
Computer Associates International           35,700        2,133
--------------------------------------------------------------------------------
                                                          4,208
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 2.8%
ADC Telecommunications*                     35,800        2,291
Tellabs*                                    24,200        1,709
--------------------------------------------------------------------------------
                                                          4,000
--------------------------------------------------------------------------------
     Total Common Stocks
       (Cost $110,130)                                  128,491
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                             FACE        MARKET
DESCRIPTION                              AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 12.8%
Greenwich
   5.77%, dated 09/30/96, matures 10/01/96,
   repurchase price $18,282,064
   (collateralized by FNMA obligations,
   total par value $28,582,046,
   6.50%-10.00%, 01/01/03-08/01/25:
   total market value $18,648,028) (A)   $  18,279    $  18,279
--------------------------------------------------------------------------------
     Total Repurchase Agreement
       (Cost $18,279)                                    18,279
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 102.8%
   (COST $128,410)                                      146,770
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.8%)
Other Assets and Liabilities, Net                        (3,988)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200
   million shares -- $0.001 par value)
   based on 8,732,485 outstanding
   shares of common stock                               128,225
Accumulated net investment loss                            (159)
Accumulated net realized loss on investments             (3,644)
Net unrealized appreciation on investments               18,360
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                             $142,782
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE                                             $16.35
================================================================================
*NON INCOME PRODUCING SECURITY
(A) -- TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 1996 (UNAUDITED)

PBHG TECHNOLOGY & COMMUNICATIONS FUND

[PIE CHART OMITTED]
Pie Chart depicting the asset allocation as of September 30, 1996 for the PBHG Technology & Communications Fund. The breakdown is as follows:
Technology: 68%, Healthcare: 4%, Services: 15%, Industrial: 2%, Energy: 1%,
Cash: 10%.


--------------------------------------------------------------------------------
OBJECTIVE  -- Long-term growth of capital
INVESTS IN -- Companies in all fields that could create or benefit from advances in scientific or technological areas
STRATEGY   -- The Fund's strategy is to be invested in technology and technology related companies exhibiting extraordinary rates of growth in earnings and revenues with high profitability levels. Stock selection emphasizes a combination of quantitative and fundamental "bottom up" disciplines. The average company in the portfolio has grown earnings 59% over the past twelve months with a 25.0% return on equity and a $2.5 billion market capitalization.
--------------------              -----------------------
TOP FIVE PERFORMERS*              BOTTOM FIVE PERFORMERS*
Viasoft                           California Amplifier
Claremont Technology Group        Astea
Ciber                             Hyperion Software
McAfee Associates                 Microcom
Systemsoft                        Dialogic

*DURING THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 1996

STATEMENT OF NET ASSETS - SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------
                                                        MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 89.9%
AUTO-RELATED -- 0.4%
Gentex*                                     70,900    $   1,613
--------------------------------------------------------------------------------
                                                          1,613
--------------------------------------------------------------------------------
AUTOMATED DATA COLLECTION -- 0.6%
Trident International*                     119,800        2,022
--------------------------------------------------------------------------------
                                                          2,022
--------------------------------------------------------------------------------
AUTOMATED SOFTWARE QUALITY -- 2.4%
Pure Atria*                                 79,400        2,997
Rational Software*                         168,200        5,740
--------------------------------------------------------------------------------
                                                          8,737
--------------------------------------------------------------------------------
CLIENT/SERVER SOFTWARE -- 5.7%
Applix*                                    128,500        3,373
Documentum*                                 22,700          721
Peoplesoft*                                 75,800        6,310
Project Software & Development*             42,900        1,813


                       AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                                          Annualized Inception
                                              6 Months2        to Date3
--------------------------------------------------------------------------------
PBHG Technology & Communications Fund          33.33%           66.20%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG TECHNOLOGY & COMMUNICATIONS FUND, VERSUS THE PACIFIC STOCK EXCHANGE HIGH TECHNOLOGY INDEX, AND THE LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE

A line graph depicting the total growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the PBHG Technology & Communications Fund from September 30, 1995 through September 30, 1996 as compared with the growth of $10,000 investments in the Pacific Stock Exchange High Technology Index and the Lipper Science & Technology Funds Average over the same time period. The plot points are as follows:

                              9/30/95   12/95    3/96    6/96    9/96
PBHG Technology &
   Communications Fund         10,000   11,602  12,481  14,973  16,644
Pacific Stock Exchange
   High Technology Index       10,000    9,919   9,899  10,245  10,946
Lipper Science & Technology
   Funds Average               10,000    9,430   9,484  10,172  10,743

1 Past performance of the period is not predictive of future performance. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG Technology & Communications Fund commenced operations on October 2,
  1995.
4 The Pacific Stock Exchange High Technology Index is a price-weighted index of the top 100 U.S. technology stocks. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.
5 The Lipper Science & Technology Funds Average is an equally weighted benchmark composed of mutual funds, each of which normally invests more than 65% of its equity portfolio in science and technology stocks. The performance figures are based on changes in net asset value of the funds in the Index with all capital gains distributions and income dividends reinvested.

--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
CLIENT/SERVER SOFTWARE -- CONTINUED
Scopus Technology*                          97,100    $   2,937
Unison Software*                           219,100        5,642
--------------------------------------------------------------------------------
                                                         20,796
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.5%
Consolidated Graphics*                     226,100        5,483
--------------------------------------------------------------------------------
                                                          5,483
--------------------------------------------------------------------------------
COMMUNICATION SERVICES -- 0.9%
LCI International*                         100,000        3,150
--------------------------------------------------------------------------------
                                                          3,150
--------------------------------------------------------------------------------
CONTRACT MANUFACTURING -- 0.7%
Sanmina*                                    61,400        2,471
--------------------------------------------------------------------------------
                                                          2,471
--------------------------------------------------------------------------------

                                                            THE PBHG FUNDS, INC.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
DATA COMMUNICATIONS -- 3.4%
P-COM*                                      45,000    $   1,114
PairGain Technologies*                      35,000        2,734
TCSI*                                       76,300        1,011
Teledata Communication Limited*             81,700        1,501
US Robotics*                                95,000        6,139
--------------------------------------------------------------------------------
                                                         12,499
--------------------------------------------------------------------------------
DATABASE SOFTWARE -- 2.6%
Cognos*                                    221,200        7,217
Informix*                                   80,000        2,230
--------------------------------------------------------------------------------
                                                          9,447
--------------------------------------------------------------------------------
DESIGN AUTOMATION/GRAPHICS -- 1.6%
Cadence Design Systems*                    159,200        5,691
--------------------------------------------------------------------------------
                                                          5,691
--------------------------------------------------------------------------------
DESIGN/MANUFACTURING AUTOMATION -- 8.2%
Integrated Systems*                         99,800        3,293
LeCroy                                     219,300        5,702
Mechanical Dynamics*                        58,400        1,022
Parametric Technology*                     280,900       13,870
Technomatix Technologies Limited*          201,700        3,505
Wind River Systems*                         53,650        2,374
--------------------------------------------------------------------------------
                                                         29,766
--------------------------------------------------------------------------------
DIGITAL MEDIA -- 0.2%
VideoServer*                                25,000          869
--------------------------------------------------------------------------------
                                                            869
--------------------------------------------------------------------------------
DISTRIBUTION SOFTWARE-HARDWARE & PERIPHERALS -- 4.1%
Dell Computer*                              20,000        1,555
Sun Microsystems*                          212,800       13,220
--------------------------------------------------------------------------------
                                                         14,775
--------------------------------------------------------------------------------
DRUGS -- 0.8%
Dura Pharmaceuticals*                       81,800        3,016
--------------------------------------------------------------------------------
                                                          3,016
--------------------------------------------------------------------------------
EMPLOYMENT SERVICES -- 2.0%
AccuStaff*                                 179,800        4,652
Alternative Resources*                      98,100        2,759
--------------------------------------------------------------------------------
                                                          7,411
--------------------------------------------------------------------------------
ENERGY--SERVICE/EQUIPMENT -- 0.3%
Input/Output*                               40,000        1,190
--------------------------------------------------------------------------------
                                                          1,190
--------------------------------------------------------------------------------
ENVIRONMENTAL -- 0.6%
Tetra Tech*                                 95,845        2,276
--------------------------------------------------------------------------------
                                                          2,276
--------------------------------------------------------------------------------
GRAPHICS/IMAGE PROCESSING -- 1.1%
Electronics for Imaging*                    57,900        4,154
--------------------------------------------------------------------------------
                                                          4,154
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
HEALTH CARE--INFORMATION SYSTEMS -- 2.1%
HBO & Company                               85,000    $   5,674
MDL Information Systems*                    62,500        1,977
--------------------------------------------------------------------------------
                                                          7,651
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 2.6%
Computer Management Sciences*               79,362        1,885
Gartner Group, Cl A*                       178,600        6,072
Whittman-Hart*                              35,700        1,687
--------------------------------------------------------------------------------
                                                          9,644
--------------------------------------------------------------------------------
MARKETING INFORMATION SERVICES -- 1.6%
May & Speh*                                296,100        5,922
--------------------------------------------------------------------------------
                                                          5,922
--------------------------------------------------------------------------------
MEDICAL DEVICES -- 0.9%
ESC Medical Systems Limited*                98,800        3,162
--------------------------------------------------------------------------------
                                                          3,162
--------------------------------------------------------------------------------
MEDICAL EQUIPMENT -- 0.3%
Lunar*                                      32,200        1,030
--------------------------------------------------------------------------------
                                                          1,030
--------------------------------------------------------------------------------
NETWORKING -- 11.2%
3Com*                                       57,900        3,478
ACT Networks*                              124,700        3,492
Ascend Communications*                      92,500        6,117
Cisco Systems*                             199,600       12,388
FORE Systems*                              190,500        7,882
Premisys Communications*                    78,700        2,892
Shiva*                                      79,700        4,573
--------------------------------------------------------------------------------
                                                         40,822
--------------------------------------------------------------------------------
NETWORKING SOFTWARE -- 2.2%
McAfee Associates*                         113,650        7,842
--------------------------------------------------------------------------------
                                                          7,842
--------------------------------------------------------------------------------
SEMI-CONDUCTOR EQUIPMENT -- 0.7%
Etec Systems*                               71,900        2,445
--------------------------------------------------------------------------------
                                                          2,445
--------------------------------------------------------------------------------
SEMI-CONDUCTOR MANUFACTURING -- 3.6%
Altera*                                    128,200        6,490
Chips & Technologies*                      147,300        2,007
Linear Technology                           89,200        3,289
Microchip Technology*                       34,700        1,297
--------------------------------------------------------------------------------
                                                         13,083
--------------------------------------------------------------------------------
SOFTWARE--GENERAL -- 5.3%
Aspen Technologies*                         86,500        5,860
Inso*                                       53,700        2,913
JDA Software Group*                         93,100        2,560
Systemsoft*                                 43,800        1,500
Viasoft*                                   102,600        4,309
Visio*                                      50,300        2,289
--------------------------------------------------------------------------------
                                                         19,431
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
SYSTEM INTEGRATORS/VALUE ADDED RESELLERS -- 4.0%
Cambridge Technology Partners*             196,400    $   5,941
Ciber*                                     117,300        4,457
Claremont Technology Group*                 60,000        2,160
Renaissance Solutions*                      48,500        2,055
--------------------------------------------------------------------------------
                                                         14,613
--------------------------------------------------------------------------------
SYSTEM SOFTWARE -- 3.4%
Computer Associates International          206,450       12,335
--------------------------------------------------------------------------------
                                                         12,335
--------------------------------------------------------------------------------
TECHNOLOGY--COMPONENTS -- 0.9%
Adaptec*                                    51,900        3,114
--------------------------------------------------------------------------------
                                                          3,114
--------------------------------------------------------------------------------
TECHNOLOGY--CONNECTORS -- 3.1%
Cable Design Technologies*                 284,150       11,366
--------------------------------------------------------------------------------
                                                         11,366
--------------------------------------------------------------------------------
TECHNOLOGY--MISCELLANEOUS -- 2.4%
Encad*                                      51,400        2,152
Saville Systems ADR*                       134,000        4,724
Ultrak*                                     66,000        1,815
--------------------------------------------------------------------------------
                                                          8,691
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 3.9%
ADC Telecommunications*                     50,000        3,200
LCC International*                          92,700        1,727
Tellabs*                                   115,000        8,122
Uniphase*                                   30,300        1,280
--------------------------------------------------------------------------------
                                                         14,329
--------------------------------------------------------------------------------
TRANSACTION PROCESSING -- 2.6%
Concord EFS*                               179,900        4,632
National Data                              107,500        4,690
--------------------------------------------------------------------------------
                                                          9,322
--------------------------------------------------------------------------------
VOICE/CALL TRANSACTION PROCESSING -- 2.0%
Aspect Telecommunications*                  39,100        2,434
Comverse Technology*                       123,800        4,813
--------------------------------------------------------------------------------
                                                          7,247
--------------------------------------------------------------------------------
     Total Common Stocks
       (Cost $289,811)                                  327,415
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             FACE        MARKET
DESCRIPTION                              AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 15.9%
Greenwich
   5.77%, dated 09/30/96, matures 10/01/96,
   repurchase price $57,779,597
   (collateralized by FHLMC obligations,
   total par value $35,509,531,
   8.50%-11.00%, 03/01/18-07/01/21;
   FNMA ARM, total par value $40,713,738,
   6.06%-7.55%, 05/01/18-06/01/29:
   total market value
   $58,929,211) (A)                      $  57,770    $  57,770
--------------------------------------------------------------------------------
     Total Repurchase Agreement
       (Cost $57,770)                                    57,770
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 105.8%
   (COST $347,581)                                      385,185
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (5.8%)
Other Assets and Liabilities, Net                       (21,200)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200
   million shares -- $0.001 par value)
   based on 21,872,776 outstanding
   shares of common stock                               320,314
Accumulated net investment loss                            (391)
Accumulated net realized gain on investments              6,458
Net unrealized appreciation on investments               37,604
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                             $363,985
================================================================================
NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE                                             $16.64
================================================================================

*NON INCOME PRODUCING SECURITY
(A) -- TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DESPOSITORY RECEIPT
ARM -- ADJUSTABLE RATE MORTGAGE
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO HIGHLIGHTS                                        THE PBHG FUNDS, INC.
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 1996 (UNAUDITED)

PBHG LIMITED FUND


[PIE CHART OMITTED]
Pie Chart depicting the asset allocation as of September 30, 1996 for the PBHG Limited Fund. The breakdown is as follows:
Technology: 37%, Healthcare: 17%, Services: 15%, Industrial: 1%, Consumer: 8%,
Cash: 22%.

--------------------------------------------------------------------------------
OBJECTIVE   -- Long-term growth of capital
INVESTS IN  -- Some of the smallest, rapidly growing companies in any field.
STRATEGY    -- The Fund invests in companies under $250 million in market capitalization or annual revenues. The fund is currently closed to additional investment by new or existing shareholders in order to protect its investment objective.


STATEMENT OF NET ASSETS - SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 78.1%
APPAREL -- 2.0%
Donnkenny*                                 62,600       $1,072
Kenneth Cole Productions*                 104,900        1,980
Vans*                                      54,900        1,050
--------------------------------------------------------------------------------
                                                         4,102
--------------------------------------------------------------------------------
AUTOMATED DATA COLLECTION -- 1.9%
Etron International*                       69,700        2,257
Trident International*                    104,000        1,755
--------------------------------------------------------------------------------
                                                         4,012
--------------------------------------------------------------------------------
AUTOMATED SOFTWARE QUALITY -- 1.4%
SQA*                                      104,100        2,811
--------------------------------------------------------------------------------
                                                         2,811
--------------------------------------------------------------------------------


                         AGGREGATE TOTAL RETURN1
--------------------------------------------------------------------------------
                                          Since Inception2
--------------------------------------------------------------------------------
PBHG Limited Fund                              10.10%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG LIMITED FUND, VERSUS THE RUSSELL 2000 GROWTH INDEX, AND THE LIPPER SMALL COMPANY FUNDS AVERAGE

A line graph depicting the total growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the PBHG Limited Fund from June 30, 1996 through September 30, 1996 as compared with the growth of $10,000 investments in the Russell 2000 Growth Index, and the Lipper Small Company Funds Average over the same time period. The plot points are as follows:

                               6/30/96   7/96    8/96    9/96
PBHG Limited Fund              10,000    9,950  10,320  11,011
Russell 2000 Growth Index      10,000    8,779   9,429   9,914
Lipper Small Company
   Funds Average               10,000    9,138   9,690  10,182

1 Past performance of the period is not predictive of future performance. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
2 Total return has not been annualized. The PBHG Limited Fund commenced operations on July 1, 1996.
3 The Russell 2000 Growth Index is an unmanaged index comprised of those securities in the Russell 2000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.
4 The Lipper Small Company Funds Average is an equally weighted benchmark composed of mutual funds, each of which limits its investments, by prospectus or portfolio practice, to companies on the basis of the size of the company. The performance figures are based on changes in net asset value of the Funds in the Index with all capital gains distributions and income dividends revinested.


--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
BIOTECHNOLOGY -- 1.4%
Meridian Diagnostics                       111,600    $   1,493
Serologicals*                               42,200        1,466
--------------------------------------------------------------------------------
                                                          2,959
--------------------------------------------------------------------------------
CLIENT/SERVER SOFTWARE -- 7.7%
Advent Software*                            48,600        1,452
Aspect Development*                         93,100        3,165
Inference, Cl A*                            53,500          950
Interlink Computer Sciences*               202,800        1,901
OpenVision Technologies*                   213,000        1,970
Pegasystems*                                37,500          975
Scopus Technology*                          82,400        2,493
Unison Software*                           117,000        3,013
--------------------------------------------------------------------------------
                                                         15,919
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 1996 (UNAUDITED)


--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
COMMERCIAL SERVICES -- 4.7%
Abacus Direct*                              73,000    $   1,533
Checkmate Electronics*                     146,200        2,193
Consolidated Graphics*                     104,300        2,529
Quickresponse Services*                     50,900        1,896
TESSCO Technologies*                        40,000        1,670
--------------------------------------------------------------------------------
                                                          9,821
--------------------------------------------------------------------------------
DATABASE SOFTWARE -- 0.4%
Logic Works*                               106,300          850
--------------------------------------------------------------------------------
                                                            850
--------------------------------------------------------------------------------
DESIGN AUTOMATION/GRAPHICS -- 1.2%
MetaTools*                                 121,400        2,549
--------------------------------------------------------------------------------
                                                          2,549
--------------------------------------------------------------------------------
DESIGN/MANUFACTURING AUTOMATION -- 3.5%
Cooper & Chyan Technology*                  80,000        1,960
LeCroy*                                     70,400        1,830
Mechanical Dynamics*                        76,600        1,341
Perceptron*                                 83,200        2,101
--------------------------------------------------------------------------------
                                                          7,232
--------------------------------------------------------------------------------
DRUGS -- 0.8%
Medicis Pharmaceutical, Cl A*               35,700        1,723
--------------------------------------------------------------------------------
                                                          1,723
--------------------------------------------------------------------------------
EDUCATIONAL SERVICES -- 1.0%
Computer Learning Centers*                  69,900        1,957
--------------------------------------------------------------------------------
                                                          1,957
--------------------------------------------------------------------------------
EMBEDDED SYSTEMS -- 1.2%
RadiSys*                                    50,500        2,500
--------------------------------------------------------------------------------
                                                          2,500
--------------------------------------------------------------------------------
EMPLOYMENT SERVICES -- 3.5%
On Assignment*                              61,600        2,110
Romac International*                        85,700        2,614
The Vincam Group*                           65,300        2,498
--------------------------------------------------------------------------------
                                                          7,222
--------------------------------------------------------------------------------
ENVIRONMENTAL -- 0.8%
Superior Services*                          98,000        1,568
--------------------------------------------------------------------------------
                                                          1,568
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 1.2%
Worthington Foods                          100,200        2,505
--------------------------------------------------------------------------------
                                                          2,505
--------------------------------------------------------------------------------
GRAPHICS/IMAGE PROCESSING -- 0.3%
Raster Graphics*                            65,900          593
--------------------------------------------------------------------------------
                                                            593
--------------------------------------------------------------------------------
HEALTH CARE--INFORMATION SYSTEMS -- 4.3%
Amisys Managed Care Systems*               105,200        2,512
Enterprise Systems*                         40,700        1,048
Imnet Systems*                              60,700        1,184
MDL Information Systems*                    62,800        1,986
Mecon*                                      87,100        2,177
--------------------------------------------------------------------------------
                                                          8,907
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
HEALTH CARE SERVICES -- 1.7%
Diagnostic Health Services*                222,000    $   1,859
IMPATH*                                    142,000        1,740
--------------------------------------------------------------------------------
                                                          3,599
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES -- 5.0%
Ciber*                                      94,300        3,583
Claremont Technology Group*                 13,300          479
Computer Management Sciences*                  800           19
META Group*                                 60,600        1,682
Renaissance Solutions*                      57,500        2,437
Whittman-Hart*                              47,500        2,244
--------------------------------------------------------------------------------
                                                         10,444
--------------------------------------------------------------------------------
INTERNET -- 0.8%
Spyglass*                                   92,500        1,746
--------------------------------------------------------------------------------
                                                          1,746
--------------------------------------------------------------------------------
MANAGED CARE--DENTAL -- 1.7%
First Commonwealth*                         74,400        1,655
United Dental Care*                         51,100        1,846
--------------------------------------------------------------------------------
                                                          3,501
--------------------------------------------------------------------------------
MEDICAL DEVICES -- 1.0%
ResMed*                                    101,400        2,003
--------------------------------------------------------------------------------
                                                          2,003
--------------------------------------------------------------------------------
MEDICAL EQUIPMENT -- 0.4%
Hologic*                                    30,700          860
--------------------------------------------------------------------------------
                                                            860
--------------------------------------------------------------------------------
NETWORKING -- 1.1%
ACT Networks*                               79,400        2,223
--------------------------------------------------------------------------------
                                                          2,223
--------------------------------------------------------------------------------
PATIENT CARE--HOME -- 3.4%
American HomePatient*                      104,200        2,318
Lifeline Systems*                          142,300        2,668
Pediatric Services of America*             112,800        2,087
--------------------------------------------------------------------------------
                                                          7,073
--------------------------------------------------------------------------------
PATIENT CARE--SPECIALTY -- 0.6%
National Surgery Centers*                   46,600        1,305
--------------------------------------------------------------------------------
                                                          1,305
--------------------------------------------------------------------------------
PHARMACEUTICAL SERVICES -- 0.8%
NCS HealthCare*                             51,800        1,625
--------------------------------------------------------------------------------
                                                          1,625
--------------------------------------------------------------------------------
PHYSICIAN PRACTICE MANAGEMENT -- 1.0%
FPA Medical Management*                     76,600        2,020
--------------------------------------------------------------------------------
                                                          2,020
--------------------------------------------------------------------------------
RESTAURANTS -- 1.4%
Logan's Roadhouse*                          92,900        1,870
Longhorn Steaks*                            72,800        1,110
--------------------------------------------------------------------------------
                                                          2,980
--------------------------------------------------------------------------------
RETAIL--CATALOG -- 2.4%
Insight Enterprises*                        76,100        2,844
Wilmar Industries*                          92,800        2,111
--------------------------------------------------------------------------------
                                                          4,955
--------------------------------------------------------------------------------

                                                            THE PBHG FUNDS, INC.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                        MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
RETAIL--OFFICE PRODUCTS -- 0.9%
Daisytek International*                     44,700    $   1,933
--------------------------------------------------------------------------------
                                                          1,933
--------------------------------------------------------------------------------
RETAIL--SPECIALTY -- 0.4%
Urban Outfitters*                           31,000          721
--------------------------------------------------------------------------------
                                                            721
--------------------------------------------------------------------------------
SEMI-CONDUCTOR EQUIPMENT -- 1.4%
IKOS Systems*                               52,500        1,043
Integrated Measurement Systems*            114,300        1,886
--------------------------------------------------------------------------------
                                                          2,929
--------------------------------------------------------------------------------
SOFTWARE--GENERAL -- 3.6%
Applied Microsystems*                      127,700        2,698
Desktop Data*                               78,850        2,287
JDA Software Group*                         89,000        2,447
--------------------------------------------------------------------------------
                                                          7,432
--------------------------------------------------------------------------------
TECHNOLOGY--COMPONENTS -- 4.2%
Centennial Technologies*                    65,600        2,813
Equinox Systems*                           110,100        1,445
II-VI*                                      77,000        1,598
Proxim*                                     78,300        2,251
WPI Group*                                  72,000          522
--------------------------------------------------------------------------------
                                                          8,629
--------------------------------------------------------------------------------
TECHNOLOGY--MISCELLANEOUS -- 3.4%
Encad*                                      64,800        2,713
Engineering Animation*                      85,400        2,050
Ultrak*                                     81,700        2,247
--------------------------------------------------------------------------------
                                                          7,010
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 2.1%
Metro One Telecommunications*               12,400          167
Periphonics*                                60,800        2,371
Spectralink*                               118,700          816
Tollgrade Communications*                   44,600        1,003
--------------------------------------------------------------------------------
                                                          4,357
--------------------------------------------------------------------------------
TELEMARKETING -- 0.6%
Sykes Enterprises*                          25,000        1,206
--------------------------------------------------------------------------------
                                                          1,206
--------------------------------------------------------------------------------
VOICE/CALL TRANSACTION PROCESSING -- 2.9%
Brooktrout Technology*                      85,400        3,117
Natural Microsystems                        58,700        2,825
--------------------------------------------------------------------------------
                                                          5,942
--------------------------------------------------------------------------------
     Total Common Stocks
       (Cost $142,185)                                  161,723
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                         SHARES/FACE     MARKET
DESCRIPTION                              AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 26.6%
Greenwich
   5.77%, dated 09/30/96, matures 10/01/96,
   repurchase price $46,179,642
   (collateralized by FHLMC obligations,
   total par value $47,014,627,
   7.00-7.50%, 04/01/03-09/01/03:
   total market value $47,098,412) (A)    $  46,172   $  46,172
JP Morgan
   5.77%, dated 09/30/96, matures 10/01/96,
   repurchase price $9,001,442
   (collateralized by GNMA obligations,
   total par value $9,542,016,
   7.00%, 01/15/26-05/15/26:
   total market value $9,188,360) (A)         9,000       9,000
--------------------------------------------------------------------------------
     Total Repurchase Agreements
       (Cost $55,172)                                    55,172
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 104.7%
   (COST $197,357)                                      216,895
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (4.7%)
Other Assets and Liabilities, Net                        (9,706)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200
   million shares -- $0.001 par value)
   based on 18,824,720 outstanding
   shares of common stock                               188,129
Undistributed net investment income                         847
Accumulated net realized loss on investments             (1,325)
Net unrealized appreciation on investments               19,538
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                             $207,189
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE                                             $11.01
================================================================================

*NON INCOME PRODUCING SECURITY
(A) -- TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
GNMA -- GENERAL NATIONAL MORTGAGE ASSOCIATION


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 1996 (UNAUDITED)


PBHG INTERNATIONAL FUND


[PIE CHART OMITTED]
Pie Chart depicting the asset allocation as of September 30, 1996 for the PBHG International Fund. The breakdown is as follows:
Japan: 15%, United Kingdom: 19%, France: 6%, Hong Kong: 7%, Spain: 5%,
Malaysia: 4%, Singapore: 6%, Australia: 4%, Germany: 7%, Mexico: 4%, Other: 23%

--------------------------------------------------------------------------------
OBJECTIVE   -- Long-term capital appreciation
INVESTS IN  -- Non-U.S. companies of all sizes in developed and emerging countries
STRATEGY    -- After being appointed as sub-adviser to the Fund in June 1995,
               Murray Johnstone made various changes to the portfolio to raise the exposure to larger and more liquid securities and reduce the country spread and number of holdings. Some smaller companies held in the portfolio, prior to Murray Johnstone's appointment as sub-adviser, have been retained.

-------------------------------------        ----------------------------
TOP FIVE PERFORMERS*                         BOTTOM FIVE PERFORMERS*
Parmalat Finanziaria    Italy                Mori Seiki         Japan
BRE                     Poland               Genting            Malaysia
Glaxo Wellcome          Great Britain        Singapore Land     Singapore
Telecom Italia Mobile   Italy                Nippon Sanso       Japan
British Petroleum       Great Britain        Newscorp           Australia


*DURING THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 1996


STATEMENT OF NET ASSETS - SEPTEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------



                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 96.7%
ARGENTINA -- 2.1%
Banco Frances del Rio ADS                    7,000        $ 183
Disco*                                       9,500          186
--------------------------------------------------------------------------------
                                                            369
--------------------------------------------------------------------------------
AUSTRALIA -- 3.9%
Australia & New Zealand                     70,000          401
Newscorp                                    50,000          262
--------------------------------------------------------------------------------
                                                            663
--------------------------------------------------------------------------------
CHILE -- 2.3%
Quimica Minera ADR                           7,000          391
--------------------------------------------------------------------------------
                                                            391
--------------------------------------------------------------------------------


                       AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                                       Annualized Inception
                            6 Months2       1 Year          to Date3
--------------------------------------------------------------------------------
PBHG International Fund       1.90%         11.75%           3.39%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
PBHG INTERNATIONAL FUND, VERSUS THE F.T. ACTUARIES WORLD INDEX,
NON-U.S., IN U.S. DOLLARS

A line graph depicting the total growth (including reinvestment of dividends and capital gains) of a hypothetical investment of $10,000 in the PBHG International Fund from June 30, 1994 through September 30, 1996 as compared with the growth of a $10,000 investment in the F.T. Actuaries World Index, Non-U.S. Dollars over the same time period. The plot points are as follows:

                                 6/30/94    3/95    3/96    9/96
PBHG International Fund           10,000    9,203  10,634  10,836
F.T. Actuaries World Index
   Non-U.S. Dollars               10,000   10,007  11,274  11,498


1 Past performance of the period is not predictive of future performance. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
2 The six month return has not been annualized.
3 The PBHG International Fund commenced operations on June 14, 1994.
4 The F.T. Actuaries World Index, Non-U.S., in U.S. Dollars consists of 1,749 of the largest international companies which have been selected based on market capitalization, ability to be purchased by international investors and the degree to which the companies reflect the weightings of industries within their respective countries. The returns of the Index reflect the reinvestment of income dividends and capital gains distributions.

--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- CONTINUED
FRANCE -- 5.8%
AXA                                          3,576       $  214
Bancaire                                     1,930          201
Lyonnaise des Eaux                             991           89
Michelin, Cl B                               2,323          119
SGS-Thomson Microelectronics*                4,700          225
Total, Cl B                                  2,000          157
--------------------------------------------------------------------------------
                                                          1,005
--------------------------------------------------------------------------------
GERMANY -- 5.8%
Allianz                                         85          150
BMW                                            390          223
Continental                                  8,430          154
Mannesmann                                     650          243
Volkswagen                                     620          231
--------------------------------------------------------------------------------
                                                          1,001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- CONTINUED
HONG KONG -- 7.3%
Amoy Properties                            200,000      $   233
Cheung Kong Holdings                        30,000          231
Hutchison Whampoa                           40,000          269
Peregrine Investment Holdings              165,000          261
Peregrine Investment Holdings Warrants*     16,500            3
Swire Pacific, Cl A                         30,000          269
--------------------------------------------------------------------------------
                                                          1,266
--------------------------------------------------------------------------------
IRELAND -- 1.5%
Allied Irish Bank                           29,900          177
Framlington Maghreb Fund                     7,500           75
Framlington Maghreb Fund Warrants*           1,500            3
--------------------------------------------------------------------------------
                                                            255
--------------------------------------------------------------------------------
ITALY -- 3.5%
ENI SPA                                      9,100           47
Fiat                                        38,000          107
Parmalat Finanziaria                       177,000          255
Telecom Italia Mobile                       47,000          104
Telecom Italia Mobile di Risp               74,200           92
--------------------------------------------------------------------------------
                                                            605
--------------------------------------------------------------------------------
JAPAN -- 14.3%
Itochu                                      33,000          209
JGC                                         18,000          206
Keyence                                      1,500          185
Matsushita Communications                    8,000          216
Mori Seiki                                  12,000          185
Nippon Sanso                                48,000          215
Nippon Steel                                70,000          217
Nissan Motors                               28,000          226
Nitto Denko                                 14,000          214
Sanwa Bank                                   7,000          126
Sumitomo Electric                           17,000          233
Suzuki Motor                                19,000          232
--------------------------------------------------------------------------------
                                                          2,464
--------------------------------------------------------------------------------
MALAYSIA -- 4.2%
Genting                                     11,000           80
Hicom Holdings                             125,000          342
Malayan Banking                             30,000          298
--------------------------------------------------------------------------------
                                                            720
--------------------------------------------------------------------------------
MEXICO -- 4.3%
Cifra ADR*                                 150,000          216
Desc ADR*                                    5,600          125
Empresas ICA Sociedad Controlladora ADR*    13,500          206
Interceramica*                              40,000           48
Telefonos de Mexico ADR                      4,300          138
--------------------------------------------------------------------------------
                                                            733
--------------------------------------------------------------------------------
NETHERLANDS -- 2.9%
Aegon                                        1,200           59
Hollandsche Beton Groep                        540           98
Ing Groep                                    5,500          172
Otra                                         3,700           66
Verenigde Nederlandse Uigevbedri             5,240          102
--------------------------------------------------------------------------------
                                                            497
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- CONTINUED
NEW ZEALAND -- 1.8%
Carter Holt Harvey                          70,000        $ 154
Lion Nathan                                 60,000          149
--------------------------------------------------------------------------------
                                                            303
--------------------------------------------------------------------------------
NORWAY -- 1.1%
Norsk Hydro                                  3,900          183
--------------------------------------------------------------------------------
                                                            183
--------------------------------------------------------------------------------
PHILIPPINES -- 0.0%
Benpres Holdings GDS*                          800            6
--------------------------------------------------------------------------------
                                                              6
--------------------------------------------------------------------------------
POLAND -- 1.7%
BRE                                          5,000          171
Mostostal Export                            16,000           46
Polifarb Cieszyn                            15,000           71
--------------------------------------------------------------------------------
                                                            288
--------------------------------------------------------------------------------
SINGAPORE -- 5.7%
City Developments                           40,000          341
Hong Kong Land                              50,000          116
Keppel                                      35,500          275
Singapore Land                              40,000          243
--------------------------------------------------------------------------------
                                                            975
--------------------------------------------------------------------------------
SPAIN -- 4.5%
Banco de Santander                           2,255          117
Gas Natural                                  1,000          177
Porsegur                                     4,200          168
General de Aguas de Barcelona                3,800          144
Telefonica de Espana                         9,600          178
--------------------------------------------------------------------------------
                                                            784
--------------------------------------------------------------------------------
SWITZERLAND -- 2.9%
Asea Brown Boveri                              160          196
Ciba Geigy                                     114          146
Sandoz Pharmaceutical                          134          161
--------------------------------------------------------------------------------
                                                            503
--------------------------------------------------------------------------------
THAILAND -- 2.3%
Bangkok Bank, F                             30,000          392
--------------------------------------------------------------------------------
                                                            392
--------------------------------------------------------------------------------
UNITED KINGDOM -- 18.8%
Abbey National                              25,100          233
Argyll Group                                35,300          181
BOC Group                                   11,600          159
British Airport Authority                   30,700          237
British Petroleum                           27,400          284
BTR                                         25,000          106
Cable & Wireless                            16,000          112
Carlton Communications                      27,400          207
Commercial Union                            19,000          179
CRH                                          8,570           87
Glaxo Wellcome                              10,600          166
Grand Metropolitan                          25,700          192
Jefferson Smurfit                           47,000          125
Kingfisher                                  15,000          149

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 1996 (UNAUDITED)


--------------------------------------------------------------------------------
                                                         MARKET
DESCRIPTION                                 SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- CONTINUED
UNITED KINGDOM -- CONTINUED
National Westminster Bank                   14,600        $ 155
Rank Organisation                           29,800          200
Rolls Royce                                 44,600          167
Unilever                                     3,000           64
Wolseley                                    32,100          244
--------------------------------------------------------------------------------
                                                          3,247
--------------------------------------------------------------------------------
     Total Foreign Common Stocks
       (Cost $15,912)                                    16,650
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCKS -- 1.5%
BRAZIL -- 0.0%
Brahma                                       6,432            4
--------------------------------------------------------------------------------
                                                              4
--------------------------------------------------------------------------------
GERMANY -- 1.5%
Fresenius                                    1,400          258
--------------------------------------------------------------------------------
                                                            258
--------------------------------------------------------------------------------
     Total Foreign Preferred Stocks
       (Cost $70)                                           262
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.2%
   (COST $15,982)                                        16,912
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.8%
Other Assets and Liabilities, Net                           303
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 200 million
 shares -- $0.001 par value) based on 1,601,967
outstanding shares of common stock                       16,501
Accumulated net investment loss                             (29)
Accumulated net realized loss on investments               (150)
Accumulated net realized loss on foreign
 currency transactions                                      (34)
Net unrealized appreciation on investments                  930
Net unrealized depreciation on foreign currency and
 translation of other assets and liabilities in
 foreign currency                                            (3)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                               $17,215
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE                                              $10.75
================================================================================

*NON INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
ADS -- AMERICAN DEPOSITORY SHARES
CL  -- CLASS
F   -- FOREIGN REGISTRY SHARES
GDS -- GLOBAL DEPOSITORY SHARES


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO HIGHLIGHTS                                        THE PBHG FUNDS, INC.
--------------------------------------------------------------------------------

AS OF SEPTEMBER 30, 1996 (UNAUDITED)

PBHG CASH RESERVES FUND

[PIE CHART OMITTED]
Pie Chart depicting the asset allocation as of September 30, 1996 for the PBHG Cash Reserves Fund. The breakdown is as follows:
Commercial Paper: 72%, Certificates of Deposit: 5%,
U.S. Treasury Obligations: 5%, Corporate Obligations: 5%,
U.S. Government Agency Obligations: 8%, Bankers Acceptances: 1%, Cash: 8%



OBJECTIVE  -- Capital preservation, liquidity, and current income
INVESTS IN -- Money market securities
STRATEGY   -- The Fund's strategy is to be fully invested in a diversified portfolio of short-term, high-quality money market securities.


STATEMENT OF NET ASSETS - SEPTEMBER 30, 1996 (UNAUDITED)

--------------------------------------------------------------------------------
                                             FACE
DESCRIPTION                              AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 72.5%
Abbott Labs
   5.300%, 10/08/96                         $7,200     $  7,193
American Express Credit
   5.290%, 10/10/96                          3,500        3,495
American Home Products (B)
   5.320%, 10/10/96                          5,000        4,993
Beneficial
   5.400%, 12/19/96                          4,000        3,953
Cades
   5.300%, 11/22/96                          7,500        7,443
Cariplo Finance
   5.380%, 10/09/96                          5,000        4,994
Centric Funding
   5.320%, 11/13/96                          8,000        7,949
Chevron Transport (B)
   5.300%, 10/03/96                          5,000        4,999
CIT Group
   5.360%, 10/15/96                          6,000        5,987
Dailmer Benz
   5.500%, 12/05/96                          5,000        4,950
Electricite de France
   5.310%, 12/05/96                          7,000        6,933
Enterprise Funding (B)
   5.400%, 10/04/96                          3,500        3,498
Ford Motor Credit
   5.460%, 10/30/96                          5,000        4,978
GMAC
   5.540%, 12/20/96                          5,260        5,195
General Re
   5.500%, 12/17/96                          6,265        6,191
Goldman Sachs
   5.350%, 10/02/96                          7,500        7,499
Government Bank of Puerto Rico
   5.360%, 11/26/96                          7,500        7,437

[BAR GRAPH OMITTED]

A bar graph comparing the Total Return, as of September 30, 1996, of the PBHG Cash Reserves Fund to the Lipper Money Market Average. The plot points are as follows:

PBHG Cash Reserves Fund        4.99%
Lipper Money Market Average    4.89%


1  Past performance of the period is not predictive of future performance.

--------------------------------------------------------------------------------
                                             FACE
DESCRIPTION                              AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- CONTINUED
Hitachi America
   5.250%, 10/07/96                         $1,500     $  1,499
IBM Credit
   5.340%, 10/01/96                          7,000        7,000
Matterhorn Capital
   5.310%, 10/11/96                          7,000        6,990
Merrill Lynch
   5.280%, 10/31/96                          7,500        7,467
Mont Blanc (B)
   5.400%, 10/01/96                          3,000        3,000
NationsBank
   5.400%, 01/06/97                          8,000        7,884
New York Times
   5.330%, 10/31/96                          7,500        7,467
PHH
   5.310%, 10/11/96                          7,125        7,115
Pitney Bowes Credit
   5.470%, 02/20/97                          7,000        6,849
Province of British Columbia
   5.360%, 10/29/96                          2,000        1,992
Province of Quebec
   5.380%, 01/28/97                          4,500        4,420
Prudential Funding
   5.300%, 10/07/96                          5,000        4,996
Ranger Funding (B)
   5.400%, 11/15/96                          4,000        3,973
Sears Roebuck Acceptance
   5.300%, 10/22/96                          7,500        7,477
Washington Gas & Light
   5.370%, 10/04/96                          2,200        2,199
   5.320%, 11/18/96                          4,600        4,567
--------------------------------------------------------------------------------
     Total Commercial Paper
       (Cost $182,582)                                  182,582
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS                                    THE PBHG FUNDS, INC.
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 1996 (UNAUDITED)


--------------------------------------------------------------------------------
                                             FACE
DESCRIPTION                              AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 5.0%
Caterpillar MTN (A)
   5.720%, 11/29/96                        $   500      $   500
Corestates Capital (A)
   5.410%, 12/10/96                          2,000        2,000
Peoples Security Life (A) (B)
   5.933%, 10/01/96                          3,000        3,000
PNC Bank  (A)
   5.393%, 01/06/97                          3,000        2,999
Southtrust Bank of Alabama (A)
   5.575%, 06/17/97                          2,000        1,999
Travelers Insurance (A)
   5.640%, 10/01/96                          2,000        2,000
--------------------------------------------------------------------------------
     Total Corporate Obligations
       (Cost $12,498)                                    12,498
--------------------------------------------------------------------------------
US GOVERNMENT AGENCY OBLIGATIONS -- 8.1%
FHLB
   5.512%, 12/12/96                          6,370        6,302
   5.549%, 12/31/96                          4,100        4,045
   5.380%, 02/03/97                          1,395        1,369
FNMA
   5.300%, 12/30/96                          7,000        6,907
   5.300%, 01/29/97                          1,750        1,719
--------------------------------------------------------------------------------
     Total U.S. Government Agency Obligations
       (Cost $20,342)                                    20,342
--------------------------------------------------------------------------------
US TREASURY OBLIGATION -- 1.6%
US Treasury Note
   7.500%, 01/31/97                          4,000        4,030
--------------------------------------------------------------------------------
     Total U.S. Treasury Obligation
       (Cost $4,030)                                      4,030
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 4.8%
Chase Manhattan Bank
   5.730%, 02/03/97                          7,000        7,000
First Alabama Bank
   5.700%, 02/03/97                          5,000        5,000
--------------------------------------------------------------------------------
     Total Certificates of Deposit
       (Cost $12,000)                                    12,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 8.4%
Lanston
   5.70%, dated 09/30/96, matures 10/01/96,
   repurchase price $20,003,167
   (collateralized by U.S. Treasury Note,
   par value $21,997,000, 5.00%, 02/15/99:
   total market value $20,817,000)          20,000       20,000
Lanston
   5.70%, dated 09/30/96, matures 10/01/96,
   repurchase price $1,216,193
   (collateralized by U.S. Treasury Note,
   par value $21,997,000, 5.00%, 02/15/99:
   total market value $1,266,000)            1,216        1,216
--------------------------------------------------------------------------------
     Total Repurchase Agreements
       (Cost $21,216)                                    21,216
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.4%
   (COST $252,668)                                      252,668
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4%)
Other Assets and Liabilities, Net                          (884)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DESCRIPTION                                                       VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of PBHG Class (authorized 1 billion, 800 million shares--$0.001 par value) based on 251,784,437 outstanding
 shares of common stock                                             $ 251,784
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $ 251,784
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE                                                            $1.00
================================================================================

(A) FLOATING RATE SECURITY. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON SEPTEMBER 30, 1996.
(B) PRIVATE PLACEMENT SECURITY
FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                            This page intentionally left blank.

STATEMENT OF OPERATIONS (000)                              THE PBHG FUNDS, INC.
--------------------------------------------------------------------------------
FOR THE PERIOD ENDED SEPTEMBER 30, 1996 (UNAUDITED)


                                                           --------     --------    --------    --------   --------
                                                                          PBHG        PBHG        PBHG       PBHG
                                                             PBHG       EMERGING      CORE       SELECT    LARGE CAP
                                                            GROWTH       GROWTH      GROWTH      EQUITY     GROWTH
                                                             FUND         FUND        FUND        FUND       FUND
                                                           --------     --------    --------    --------   --------
                                                           04/01/96     04/01/96    04/01/96    04/01/96   04/01/96
                                                              to           to          to          to         to
                                                           09/30/96     09/30/96    09/30/96    09/30/96   09/30/96
                                                           --------     --------    --------    --------   --------
INVESTMENT INCOME:
     Dividends                                               $   906    $    171     $   56      $   47      $   82
     Interest                                                 14,260       5,395        988       1,396         323
     Less: Foreign Taxes Withheld                                 --          --         --          --          --
                                                             -------    --------     ------      ------     -------
        Total Investment Income                               15,166       5,566      1,044       1,443         405
                                                             -------    --------     ------      ------     -------
EXPENSES:
     Investment Advisory Fees                                 19,814       4,631      1,035       1,674         337
     Waiver of Investment Advisory Fees                           --          --        (12)         --          --
     Administrative Fees                                       4,031         943        201         334          76
     Transfer Agent Fees                                       3,334       1,099        343         316         105
     Registration and Filing Fees                                761         243        105          92          17
     Printing Fees                                               276          82         33          16           8
     Professional Fees                                           188          50          7          12           9
     Custodian Fees                                               75          19         15          10           8
     Insurance and Other Fees                                     59          13          2           2           2
     Directors' Fees                                              18           4          1           1           1
     Amortization of Deferred Organizational Costs                --           2          1           1           1
     Distribution Fees2                                           --          --         --          --          --
                                                             -------    --------     ------      ------     -------
        Total Expenses                                        28,556       7,086      1,731       2,458         564
                                                             -------    --------     ------      ------     -------
NET INVESTMENT INCOME (LOSS)                                 (13,390)     (1,520)      (687)     (1,015)       (159)
                                                             -------    --------     ------      ------     -------
Net Realized Gain (Loss) from Security Transactions           (5,604)    (41,805)    (8,030)      3,603      (3,779)
Net Realized Loss on Foreign Currency Transactions                --          --         --          --          --
Net Change in Unrealized Depreciation on Foreign
   Currency and Translation of Other Assets and
   Liabilities in Foreign Currency                                --          --         --          --          --
Net Change in Unrealized Appreciation on Investments         485,599     141,729     35,801      62,698      14,794
                                                            --------    --------     ------      ------     -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS                       479,995      99,924     27,771      66,301      11,015
                                                            --------    --------    -------     -------     -------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $466,605    $ 98,404    $27,084     $65,286     $10,856
                                                            ========    ========    =======     =======     =======





                                                        --------      --------   --------     --------
                                                          PBHG                                  PBHG
                                                      TECHNOLOGY &      PBHG        PBHG        CASH
                                                     COMMUNICATIONS    LIMITED  INTERNATIONAL RESERVES
                                                          FUND          FUND        FUND        FUND
                                                        --------      --------    --------    --------
                                                        04/01/96     07/01/96 1   04/01/96    04/01/96
                                                           to            to          to          to
                                                        09/30/96      09/30/96    09/30/96    09/30/96
                                                        --------      --------    --------    --------
INVESTMENT INCOME:
     Dividends                                           $    14      $     5       $157       $  --
     Interest                                                742        1,527         39        5,035
     Less: Foreign Taxes Withheld                           --           --          (13)         --
                                                         -------      -------       ----       ------
        Total Investment Income                              756        1,532        183        5,035
                                                         -------      -------       ----       ------
EXPENSES:
     Investment Advisory Fees                                687          473         79          277
     Waiver of Investment Advisory Fees                       (3)        --          (16)          (8)
     Administrative Fees                                     135           71         38          154
     Transfer Agent Fees                                     245           95         37          135
     Registration and Filing Fees                             40           25         12           31
     Printing Fees                                            17            6          1           21
     Professional Fees                                         9            6          1           12
     Custodian Fees                                           14            4         12           10
     Insurance and Other Fees                                  1            2          6            2
     Directors' Fees                                           1            1        --             4
     Amortization of Deferred Organizational Costs             1            2          7            1
     Distribution Fees2                                     --           --          --           --
                                                         -------      -------       ----       ------
        Total Expenses                                     1,147          685        177          639
                                                         -------      -------       ----       ------
NET INVESTMENT INCOME (LOSS)                                (391)         847          6        4,396
                                                         -------      -------       ----       ------
Net Realized Gain (Loss) from Security Transactions        6,725       (1,325)       173           (1)
Net Realized Loss on Foreign Currency Transactions          --           --          (17)         --
Net Change in Unrealized Depreciation on Foreign
   Currency and Translation of Other Assets and
   Liabilities in Foreign Currency                           --          --           (2)         --
Net Change in Unrealized Appreciation on Investments      33,750       19,538         39          --
                                                         -------      -------       ----       ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS                    40,475       18,213        193           (1)
                                                         -------      -------       ----       ------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $40,084      $19,060       $199       $4,395
                                                         =======      =======       ====       ======

1. THE PBHG LIMITED FUND COMMENCED OPERATIONS ON JULY 1, 1996.
2. ALL DISTRIBUTION FEES ARE INCURRED IN THE TRUST CLASS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                    30 & 31

STATEMENT OF CHANGES IN NET ASSETS (000)                    THE PBHG FUNDS, INC.
--------------------------------------------------------------------------------
FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 1996 (UNAUDITED) AND THE PERIOD ENDING MARCH 31, 1996



                                         --------------------    -------------------     -------------------    ------------------
                                                                        PBHG                    PBHG                  PBHG
                                                 PBHG                 EMERGING                  CORE                 SELECT
                                                GROWTH                 GROWTH                  GROWTH                EQUITY
                                                 FUND                   FUND                    FUND                  FUND
                                         --------------------    -------------------     -------------------    ------------------
                                         04/01/96    04/01/95    04/01/96   04/01/95     04/01/96   01/02/961   04/01/96  04/05/952
                                            to          to          to         to           to         to          to        to
                                         09/30/96    03/31/96    09/30/96   03/31/96     09/30/96   03/31/96    09/30/96  03/31/96
                                         --------    --------    --------   --------     --------   --------    --------  --------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)         $ (13,390)  $ (14,090)  $  (1,520) $ (2,334)    $   (687)   $    (5)  $ (1,015) $   (546)
   Net Realized Gain (Loss) from
     Security Transactions                 (5,604)    (34,304)    (41,805)   76,215       (8,030)       (43)     3,603     8,613
   Net Realized Gain (Loss) on
     Foreign Currency Transactions           --         --           --        --           --         --         --        --
   Net Change in Unrealized
     Appreciation on Investments and
     Foreign Currency Transactions        485,599     793,260     141,729   149,027       35,801      1,394     62,698    20,035
                                       ----------   ---------   ---------  --------     --------    -------   --------  --------
   Net Increase in Net Assets
     Resulting from Operations            466,605     744,866      98,404   222,908       27,084      1,346     65,286    28,102
                                       ----------   ---------   ---------  --------     --------    -------   --------  --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                     --         --          --        --           --         --         --        --
   Net Realized Gains (Losses) from
     Security Transactions                   --         --          --      (27,375)       --         --         --       (2,736)
                                       ----------   ---------   ---------  --------     --------    -------   --------  --------
   Total Distributions                       --         --          --      (27,375)       --         --         --       (2,736)
                                       ----------   ---------   ---------  --------     --------    -------   --------  --------
CAPITAL SHARE TRANSACTIONS (A):
   PBHG Class
   Shares Issued                        2,953,380   1,989,556   1,008,755   300,741      546,996     32,701    644,606   283,506
   Shares Issued upon Reinvestment
     of Distributions                        --         --          --       26,142         --         --         --       2,634
   Shares Redeemed                       (846,953)   (450,329)   (359,083) (244,577)    (148,536)    (2,955)  (236,744) (108,710)
                                       ----------   ---------   ---------  --------     --------    -------   --------  --------
   Total PBHG Class Transactions        2,106,427   1,539,227     649,672    82,306      398,460     29,746    407,862   177,430
                                       ----------   ---------   ---------  --------     --------    -------   --------  --------
   Trust Class
   Shares Issued                              198       --          --        --           --         --         --        --
   Shares Issued upon Reinvestment
     of Distributions                        --         --          --        --           --         --         --        --
   Shares Redeemed                           --         --          --        --           --         --         --        --
                                       ----------   ---------   ---------  --------     --------    -------   --------  --------
   Total Trust Class Transactions             198       --          --        --           --         --         --        --
                                       ----------   ---------   ---------  --------     --------    -------   --------  --------
   Increase (Decrease) in
     Net Assets Derived from
     Capital Share Transactions         2,106,625   1,539,227     649,672    82,306      398,460     29,746    407,862   177,430
                                       ----------   ---------   ---------  --------     --------    -------   --------  --------
   Total Increase (Decrease) in
     Net Assets                         2,573,230   2,284,093     748,076   277,839      425,544     31,092    473,148   202,796
                                       ----------   ---------   ---------  --------     --------    -------   --------  --------
NET ASSETS:
   Beginning Period                     3,298,925   1,014,832     689,705   411,866       31,092       --      202,796      --
                                       ----------   ---------   ---------  --------     --------    -------   --------  --------
   End of Period                       $5,872,155  $3,298,925  $1,437,781  $689,705     $456,636    $31,092   $675,944  $202,796
                                       ==========  ==========  ==========  ========     ========    =======   ========  ========
(A) SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                          110,167      91,357      39,467    15,598       40,893      2,888     33,074    18,709
   Shares Issued upon Reinvestment
     of Distributions                        --         --          --        1,270          --         --         --        176
   Shares Redeemed                        (32,495)    (21,718)    (14,782)  (12,551)     (11,364)      (257)   (12,714)   (7,139)
                                       ----------   ---------   ---------  --------     --------    -------   --------  --------
   Total PBHG Class Share Transactions     77,672      69,639      24,685     4,317       29,529      2,631     20,360    11,746
                                       ----------   ---------   ---------  --------     --------    -------   --------  --------
   Trust Class3
   Shares Issued                                8       --          --        --           --         --         --        --
   Shares Issued upon Reinvestment
     of Distributions                        --         --          --        --           --         --         --        --
   Shares Redeemed                           --         --          --        --           --         --         --        --
                                       ----------   ---------   ---------  --------     --------    -------   --------  --------
   Total Trust Class Share Transactions         8       --          --        --           --         --         --        --
                                       ----------   ---------   ---------  --------     --------    -------   --------  --------
   Net Increase (Decrease)
     in Shares Outstanding                 77,680      69,639      24,685      4,317      29,529      2,631     20,360    11,746
                                       ==========  ==========  ==========  =========    ========    =======   ========  ========




                                          ---------------------         ---------------------       -------------
                                                  PBHG                          PBHG
                                                LARGE CAP                    TECHNOLOGY &               PBHG
                                                 GROWTH                     COMMUNICATIONS             LIMITED
                                                  FUND                           FUND                   FUND
                                          ---------------------         ----------------------      -------------
                                           4/01/96     04/05/954        04/01/96     10/02/955         07/01/966
                                             to           to               to           to                to
                                          09/30/96     03/31/96         09/30/96     03/31/96          09/30/96
                                          ---------    --------         --------     --------       -------------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)           $    (159)   $   (103)       $    (391)    $    (77)        $    847
   Net Realized Gain (Loss) from
     Security Transactions                   (3,779)        950            6,725         (184)          (1,325)
   Net Realized Gain (Loss) on
     Foreign Currency Transactions             --          --               --           --              --
   Net Change in Unrealized
     Appreciation on Investments and
     Foreign Currency Transactions           14,794       3,566           33,750        3,854           19,538
                                          ---------   ---------        ---------    ---------        ---------
   Net Increase in Net Assets
     Resulting from Operations               10,856       4,413           40,084        3,593           19,060
                                          ---------   ---------        ---------    ---------        ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                       --          --              --              (6)           --
   Net Realized Gains (Losses) from
     Security Transactions                     --          (712)           --           --               --
                                          ---------   ---------        ---------    ---------        ---------
   Total Distributions                         --          (712)           --              (6)           --
                                          ---------   ---------        ---------    ---------        ---------
CAPITAL SHARE TRANSACTIONS (A):
   PBHG Class
   Shares Issued                            134,755      74,598          448,094       86,263          196,574
   Shares Issued upon Reinvestment
     of Distributions                          --           592            --               6            --
   Shares Redeemed                          (56,588)    (25,132)        (185,965)     (28,084)          (8,445)
                                          ---------   ---------        ---------    ---------        ---------
   Total PBHG Class Transactions             78,167      50,058          262,129       58,185          188,129
                                          ---------   ---------        ---------    ---------        ---------
   Trust Class
   Shares Issued                               --          --              --           --               --
   Shares Issued upon Reinvestment
     of Distributions                          --          --              --           --               --
   Shares Redeemed                             --          --              --           --               --
                                          ---------   ---------        ---------    ---------        ---------
   Total Trust Class Transactions              --          --              --           --               --
                                          ---------   ---------        ---------    ---------        ---------
   Increase (Decrease) in Net Assets
     Derived from Capital
     Share Transactions                      78,167      50,058          262,129        58,185         188,129
                                          ---------   ---------        ---------     ---------       ---------
   Total Increase (Decrease)
     in Net Assets                           89,023      53,759          302,213        61,772         207,189
                                          ---------   ---------        ---------     ---------       ---------
NET ASSETS:
   Beginning Period                          53,759         --            61,772         --              --
                                          ---------   ---------        ---------     ---------       ---------
   End of Period                          $ 142,782   $  53,759        $ 363,985     $  61,772       $ 207,189
                                          =========   =========        =========     =========       =========
(A) SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                              8,794       5,520           29,745         7,440          19,654
   Shares Issued upon Reinvestment
     of Distributions                          --            46            --                1           --
   Shares Redeemed                           (3,763)     (1,865)         (12,824)      ( 2,489)           (829)
                                          ---------   ---------        ---------     ---------       ---------
   Total PBHG Class Share Transactions        5,031       3,701           16,921         4,952          18,825
                                          ---------   ---------        ---------     ---------       ---------
   Trust Class3
   Shares Issued                               --          --              --            --              --
   Shares Issued upon Reinvestment
     of Distributions                          --          --              --            --              --
   Shares Redeemed                             --          --              --            --              --
                                          ---------   ---------        ---------     ---------       ---------
   Total Trust Class Share Transactions        --          --              --            --              --
                                          ---------   ---------        ---------     ---------       ---------
   Net Increase (Decrease) in
     Shares Outstanding                       5,031       3,701           16,921         4,952          18,825
                                          =========   =========        =========     =========       =========





                                               --------------------    --------------------

                                                      PBHG                    PBHG
                                                  INTERNATIONAL           CASH RESERVES
                                                      FUND                    FUND
                                               --------------------    --------------------
                                               04/01/96   04/01/95     04/01/96    04/05/957
                                                  to         to           to          to
                                               09/30/96   03/31/96     09/30/96    03/31/96
                                               --------   --------     --------    --------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                 $     6    $   (25)    $  4,396    $  2,838
   Net Realized Gain (Loss) from
     Security Transactions                          173        348           (1)          1
   Net Realized Gain (Loss) on
     Foreign Currency Transactions                  (17)        96          --          --
   Net Change in Unrealized
     Appreciation on Investments and
     Foreign Currency Transactions                   37      1,261          --          --
                                                -------    -------     --------    --------
   Net Increase in Net Assets
     Resulting from Operations                      199      1,680        4,395       2,839
                                                -------    -------     --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                            --         --        (4,396)     (2,838)
   Net Realized Gains (Losses) from
     Security Transactions                          --         --           --          --
                                                -------    -------     --------    --------
   Total Distributions                              --         --        (4,396)     (2,838)
                                                -------    -------     --------    --------
CAPITAL SHARE TRANSACTIONS (A):
   PBHG Class
   Shares Issued                                 17,590     13,080      535,184     269,541
   Shares Issued upon Reinvestment
     of Distributions                               --         --         3,211       2,751
   Shares Redeemed                              (11,817)   (18,753)    (385,611)   (173,292)
                                                -------    -------     --------    --------
   Total PBHG Class Transactions                  5,773     (5,673)     152,784      99,000
                                                -------    -------     --------    --------
   Trust Class
   Shares Issued                                    --         --           --          --
   Shares Issued upon Reinvestment
     of Distributions                               --         --           --          --
   Shares Redeemed                                  --         --           --          --
                                                -------    -------     --------    --------
   Total Trust Class Transactions                   --         --           --          --
                                                -------    -------     --------    --------
   Increase (Decrease) in Net Assets
     Derived from Capital
     Share Transactions                           5,773     (5,673)     152,784      99,000
                                                -------    -------     --------    --------
   Total Increase (Decrease)
     in Net Assets                                5,972     (3,993)     152,783      99,001
                                                -------    -------     --------    --------
NET ASSETS:
   Beginning Period                              11,243     15,236       99,001         --
                                                -------    -------     --------    --------
   End of Period                                $17,215    $11,243     $251,784    $ 99,001
                                                =======    =======     ========    ========
(A) SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                  1,648      1,327      535,184     269,541
   Shares Issued upon Reinvestment
     of Distributions                              --          --         3,211       2,751
   Shares Redeemed                               (1,112)    (1,931)    (385,611)   (173,291)
                                                -------    -------     --------    --------
   Total PBHG Class Share Transactions              536       (604)     152,784      99,001
                                                -------    -------     --------    --------
   Trust Class3
   Shares Issued                                   --          --           --          --
   Shares Issued upon Reinvestment
     of Distributions                              --          --           --          --
   Shares Redeemed                                 --          --           --          --
                                                -------    -------     --------    --------
   Total Trust Class Share Transactions            --          --           --          --
                                                -------    -------     --------    --------
   Net Increase (Decrease) in
     Shares Outstanding                             536       (604)     152,786      99,001
                                                =======    =======     ========    ========



1 THE PBHG CORE GROWTH FUND COMMENCED OPERATIONS ON JANUARY 2, 1996.
2 THE PBHG SELECT EQUITY FUND COMMENCED OPERATIONS ON APRIL 5, 1995.
3 THE PBHG GROWTH FUND -- TRUST CLASS COMMENCED OPERATIONS ON AUGUST 19, 1996. 4 THE PBHG LARGE CAP GROWTH FUND COMMENCED OPERATIONS ON APRIL 5, 1995.
5 THE PBHG TECHNOLOGY & COMMUNICATIONS FUND COMMENCED OPERATIONS ON
  OCTOBER 2, 1995.
6 THE PBHG LIMITED FUND COMMENCED OPERATIONS ON JULY 1, 1996.
7 THE PBHG CASH RESERVES FUND COMMENCED OPERATIONS ON APRIL 5, 1995.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                    32 & 33

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 1996 (UNAUDITED) AND THE PERIODS ENDING MARCH 31, 1996

For A Share Outstanding Throughout each Period




                                                                                                                           RATIO
                                                                                                                           OF NET
              NET                                                                NET                NET                  INVESTMENT
             ASSET       NET       REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS  ASSET              ASSETS     RATIO        INCOME
             VALUE    INVESTMENT    UNREALIZED      FROM NET        FROM        VALUE               END     OF EXPENSES    (LOSS)
           BEGINNING   INCOME    GAINS OR (LOSSES) INVESTMENT      CAPITAL       END     TOTAL   OF PERIOD  TO AVERAGE   TO AVERAGE
           OF PERIOD   (LOSS)      ON SECURITIES     INCOME         GAINS     OF PERIOD  RETURN     (000)   NET ASSETS   NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

----------------
PBHG GROWTH FUND
----------------
  PBHG CLASS
  1996**    $25.30    $(0.01)         $2.93           --             --        $28.22   11.54%+  $5,871,939    1.23%*     (0.57)%*
  1996       16.70     (0.06)          8.66           --             --         25.30   51.50%    3,298,925    1.48%      (0.79)%
  1995       14.67     (0.05)          2.09           --          $(0.01)       16.70   13.92%    1,014,832    1.50%      (0.69)%
  1994       10.83     (0.03)          4.06           --           (0.19)       14.67   37.28%      319,059    1.55%      (0.78)%
  1993       10.37     (0.16)          3.07           --           (2.45)       10.83   34.47%        6,069    2.39%      (1.69)%
  1992       11.51     (0.06)          1.35           --           (2.43)       10.37   13.78%        7,339    1.52%      (0.55)%
  PBHG TRUST CLASS
  1996**1   $25.42    $(0.02)         $2.81           --             --        $28.21   10.98%+  $      216    1.50%*     (0.90)%*
-------------------------
PBHG EMERGING GROWTH FUND
-------------------------
  PBHG CLASS
  19963**   $23.07    $(0.04)         $3.31           --             --        $26.34   14.17%+  $1,437,781    1.30%*     (0.28)%*
  1996       16.10     (0.07)          8.03           --          $(0.99)       23.07   50.16%      689,705    1.47%      (0.42)%
  19952,3    14.59     (0.01)          1.56           --           (0.04)       16.10   10.64%+     411,866    1.50%*     (0.08)%*
  19942      13.22     (0.03)          2.38           --           (0.98)       14.59   19.64%      113,329    1.45%      (0.77)%
  19934      10.00     (0.03)          3.25           --             --         13.22   32.20%+      34,517    1.50%*     (0.72)%*
---------------------
PBHG CORE GROWTH FUND
---------------------
  PBHG CLASS
  1996**    $11.82    $(0.02)         $2.40           --             --        $14.20   20.14%+  $  456,636    1.42%*     (0.56)%*
  19965      10.00       --            1.82           --             --         11.82   18.20%+      31,092    1.50%*     (0.18)%*
-----------------------
PBHG SELECT EQUITY FUND
-----------------------
  PBHG CLASS
  1996**    $17.27       --           $3.78           --             --        $21.05   21.89%+  $  675,944    1.25%*     (0.52)%*
  19966      10.00    $(0.05)          7.68           --          $(0.36)       17.27   77.75%*     202,796    1.50%*     (0.74)%*
--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------
  PBHG CLASS
  1996**    $14.53       --           $1.82           --             --        $16.35   12.53%+  $  142,782    1.26%*     (0.35)%*
  19966      10.00    $(0.03)          4.97           --          $(0.41)       14.53   50.47%*      53,759    1.50%*     (0.66)%*
-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------
  PBHG CLASS
  1996**    $12.48       --           $4.16           --             --        $16.64   33.33%+  $  363,985    1.42%*     (0.48)%*
  19967      10.00    $(0.02)          2.50           --             --         12.48   24.82%+      61,772    1.50%*     (0.50)%*
-----------------
PBHG LIMITED FUND
-----------------
  PBHG CLASS
  19968**   $10.00    $ 0.05          $0.96           --             --        $11.01   10.10%+  $  207,189    1.45%*      1.79%*
-----------------------
PBHG INTERNATIONAL FUND
-----------------------
  PBHG CLASS
  1996**    $10.55    $ 0.03          $0.17           --             --        $10.75    1.90%+  $   17,215    2.25%*      0.07%*
  1996        9.13     (0.04)          1.46           --             --         10.55   15.55%       11,243    2.25%      (0.22)%
  19959      10.00     (0.03)         (0.80)          --          $(0.04)        9.13   (8.33)%+     15,236    2.25%*     (0.43)%*
-----------------------
PBHG CASH RESERVES FUND
-----------------------
  PBHG CLASS
  1996**    $ 1.00    $ 0.02          --           $(0.02)           --        $ 1.00    2.40%+ $  251,784     0.69%*      4.77%*
  19966       1.00      0.05          --            (0.05)           --          1.00    5.24%*     99,001     0.70%*      5.05%*




                          RATIO
                          OF NET
             RATIO      INVESTMENT
           OF EXPENSES  INCOME(LOSS)
           TO AVERAGE   TO AVERAGE
           NET ASSETS   NET ASSETS  PORTFOLIO   AVERAGE
          (EXCLUDING   (EXCLUDING   TURNOVER   COMMISSION
            WAIVERS)     WAIVERS)     RATE      RATE 10
-----------------------------------------------------------

----------------
PBHG GROWTH FUND
----------------
  PBHG CLASS
  1996*     1.23%*      (0.57)%*      25.76%    $0.0469
  1996      1.48%       (0.79)%       44.64%      n/a
  1995      1.50%       (0.69)%      118.75%      n/a
  1994      1.59%       (0.82)%       94.28%      n/a
  1993      3.04%       (2.34)%      209.24%      n/a
  1992      2.00%       (1.03)%      114.54%      n/a
  PBHG TRUST CLASS
  1996**1   1.50%*      (0.90)%*      25.76%    $0.0469
-------------------------
PBHG EMERGING GROWTH FUND
-------------------------
  PBHG CLASS
  19963**   1.30%*      (0.28)%*      18.00%    $0.0302
  1996      1.47%       (0.42)%       97.05%      n/a
  19952,3   1.50%*      (0.08)%*      27.50%      n/a
  19942     1.45%       (0.77)%       95.75%      n/a
  19934     1.54%*      (0.76)%*      71.18%      n/a
---------------------
PBHG CORE GROWTH FUND
---------------------
  PBHG CLASS
  1996**    1.43%*      (0.57)%*      17.77%    $0.0413
  19965     2.92%*      (1.60)%*      17.00%      n/a
-----------------------
PBHG SELECT EQUITY FUND
-----------------------
  PBHG CLASS
  1996**    1.25%*      (0.52)%*      25.14%    $0.0388
  19966     1.73%*      (0.97)%*     206.22%      n/a
--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------
  PBHG CLASS
  1996**    1.26%*      (0.35)%*      17.88%    $0.0520
  19966     2.07%*      (1.23)%*     116.75%      n/a
-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------
  PBHG CLASS
  1996**    1.42%*      (0.48)%*     160.79%   $0.0289
  19967     2.00%*      (1.00)%*     125.99%     n/a
-----------------
PBHG LIMITED FUND
-----------------
  PBHG CLASS
  19968**   1.45%*       1.79%*        7.33%   $0.0293
-----------------------
PBHG INTERNATIONAL FUND
-----------------------
  PBHG CLASS
  1996**    2.45%*      (0.13)%*      40.82%   $0.0283
  1996      3.03%       (1.00)%      140.26%     n/a
  19959     2.36%*      (0.54)%*      81.72%     n/a
-----------------------
PBHG CASH RESERVES FUND
-----------------------
  PBHG CLASS
  1996**    0.70%*       4.76%*        n/a       n/a
  19966     0.88%*       4.87%*        n/a       n/a




*  ANNUALIZED
** FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 1996.
(DAGGER) TOTAL RETURNS HAVE NOT BEEN ANNUALIZED.
1  THE PBHG GROWTH FUND TRUST CLASS COMMENCED OPERATIONS ON AUGUST 19, 1996.
2 THE INFORMATION SET FORTH IN THIS TABLE FOR THE PERIODS PRIOR TO JUNE 2, 1994 IS THE FINANCIAL DATA OF THE PILGRIM BAXTER EMERGING GROWTH FUND, A SERIES OF THE ADVISORS' INNER CIRCLE FUND. THE PBHG EMERGING GROWTH FUND ACQUIRED THE ASSETS AND ASSUMED THE LIABILITIES OF THE PILGRIM BAXTER EMERGING GROWTH FUND ON JUNE 2, 1994. THE PBHG EMERGING GROWTH FUND RETAINED THE OCTOBER 31 FISCAL YEAR END OF ITS PREDECESSOR ONLY FOR FISCAL YEAR 1994. THE PBHG EMERGING GROWTH FUND CHANGED ITS FISCAL YEAR END TO MARCH 31, IN 1995 AND REPORTED FINANCIAL INFORMATION FOR THE FISCAL PERIOD FROM NOVEMBER 1, 1994 TO
   MARCH 31, 1995.
3  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
4 THE PILGRIM BAXTER EMERGING GROWTH FUND, THE PREDECESSOR SERIES TO THE PBHG EMERGING GROWTH FUND, COMMENCED OPERATIONS ON JUNE 15, 1993.
5  THE PBHG CORE GROWTH FUND COMMENCED OPERATIONS ON JANUARY 2, 1996.
6 THE PBHG SELECT EQUITY FUND, THE PBHG LARGE CAP GROWTH FUND, AND THE PBHG CASH RESERVES FUND COMMENCED OPERATIONS ON APRIL 5, 1995.
7  THE PBHG TECHNOLOGY & COMMUNICATIONS FUND COMMENCED OPERATIONS ON
   OCTOBER 2, 1995.
8  THE PBHG LIMITED FUND COMMENCED OPERATIONS ON JULY 1, 1996.
9  THE PBHG INTERNATIONAL FUND COMMENCED OPERATIONS ON JUNE 14, 1994.
10 AVERAGE COMMISION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING
   THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                               THE PBHG FUNDS, INC.
--------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 1996 (UNAUDITED)

1.    ORGANIZATION

The PBHG Funds, Inc. (the "Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with thirteen series: the PBHG Growth Fund (the "Growth Fund"), the PBHG Emerging Growth Fund (the "Emerging Growth Fund"), the PBHG Core Growth Fund (the "Core Growth Fund"), the PBHG Select Equity Fund (the "Select Equity Fund"), the PBHG Large Cap Growth Fund (the "Large Cap Growth Fund"), the PBHG Technology & Communications Fund (the "Technology & Communications Fund"), the PBHG International Fund (the "International Fund"), the PBHG Limited Fund (the "Limited Fund"), the PBHG Large Cap 20 Fund (the "Large Cap 20 Fund"), the PBHG Large Cap Value Fund (the "Large Cap Value Fund"), the PBHG Mid-Cap Value Fund (the "Mid-Cap Value Fund"), the PBHG Strategic Small Company Fund ("the Strategic Small Company Fund") (collectively referred to as the "Equity Portfolios"), and the PBHG Cash Reserves Fund (the "Cash Reserves Fund") (each a "Portfolio" and, collectively, the "Portfolios"). As of September 30, 1996, the Large Cap 20 Fund, the Large Cap Value Fund, the Mid-Cap Value Fund and the Strategic Small Company Fund had not commenced operations. Each Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The Fund is registered to offer two classes of shares, PBHG Class and Trust Class. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investment securities of the Equity Portfolios that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available, with a remaining maturity of sixty days or less, are valued at the most recently quoted bid price. Short-term investments may be valued at amortized cost which approximates market value. Foreign securities in the International Fund are valued based upon quotations from the primary market in which they are traded. The values of investment securities held by the Cash Reserves Fund are stated at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accural basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods. Acquisition discounts and premiums are accreted and amortized to maturity using a method which approximates the effective interest method.

DIVIDENDS -- Dividends from net investment income for the Equity Portfolios are declared annually, if available. Dividends from net investment income for the Cash Reserves Fund are declared daily and paid monthly. Distributions of net realized capital gains, for all portfolios, are generally made to shareholders annually.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of March 31, 1996, primarily attributable to certain net operating losses, which for tax purposes, are not available to offset future income or have been offset by short-term capital gains, have been reclassified to the following accounts:

                                                        ACCUMULATED NET
                                 PAID-IN-CAPITAL         REALIZED GAIN
                                     (000)                   (000)
                                 --------------          --------------
Growth Fund                         $14,090                 $   --
Emerging Growth Fund                     --                  2,334
Select Equity Fund                       --                    546
Large Cap Growth Fund                    --                    103
Technology & Communications Fund         --                     83
International Fund                      154                     --

These reclassifications have no effect on net assets or net asset values per share.

FEDERAL INCOME TAXES -- It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by Pilgrim Baxter & Associates, Ltd. (the "Adviser") ensure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The International Fund reports gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------
SEPTEMBER 30, 1996 (UNAUDITED)





OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 distribution fees, are borne by that class. Income, other expenses and accumulated realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

All organizational costs incurred with the start up of the Emerging Growth Fund, the Core Growth Fund, the Select Equity Fund, the Large Cap Growth Fund, the Technology & Communications Fund, the Limited Fund, the International Fund and the Cash Reserves Fund are being amortized on a straight line basis over a period of sixty months. In the event that any of the initial shares of the Portfolio are redeemed by any holder thereof during the period that the Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3.    INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES
      AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.85% of the average daily net assets of the Growth, Emerging Growth, Core Growth, Select Equity, and Technology & Communications Funds, and 0.30%, 0.75%, 1.00% and 1.00% of the average daily net assets of the Cash Reserves, Large Cap Growth, Limited and International Funds, respectively. The Adviser has voluntarily agreed to waive a portion of its fee in order to limit operating expenses.

Murray Johnstone International, Ltd. ("Murray Johnstone") serves as the sub-adviser to the International Fund. For its services provided pursuant to its Investment Sub-Advisory Agreement with the Adviser and the Fund, Murray Johnstone receives a fee from the Adviser at an annual rate of 0.50% of the International Fund's average daily net assets. Murray Johnstone receives no fees directly from the International Fund, and may periodically reduce its sub-advisory fee.

Wellington Management Company ("WMC") serves as the sub-adviser to the Cash Reserves Fund. For its services provided pursuant to the Investment Sub-Advisory Agreement with the Adviser and the Fund, WMCis entitled to receive a fee from the Adviser, computed daily and paid monthly, at an annual rate equal to 0.075% of the Cash Reserves Fund's average daily net assets up to and including $500 million and 0.020% of the Cash Reserves Fund's average daily net assets over $500 million, but subject to a minimum annual fee of $50,000. WMC may, from time to time, waive all or a portion of its fee from the Adviser. WMC receives no fees directly from the Cash Reserves Fund.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of Pilgrim Baxter & Associates, Ltd., provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Corporation, is the owner of all beneficial interest in SEI Fund Resources (the "Sub-Administrator"). The Sub-Administrator an affiliate of the Fund's distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee at the annual rate of 0.07% of the average daily net assets of each Portfolio with respect to $2.5 billion of the total average daily net assets of the Fund, and a fee at the annual rate of 0.025% of the average daily net assets of each Portfolio with respect to the total daily net assets of the Fund in excess of $2.5 billion.

The Fund and SEI Financial Services Company (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent, dividend disbursing agent and shareholder servicing agent of the Fund. CoreStates Bank, N.A. serves as the custodian for the Growth Fund, the Emerging Growth Fund, the Core Growth Fund, the Select Equity Fund, the Large Cap Growth Fund, the Technology & Communications Fund, the Limited Fund and the Cash Reserves Fund. The Northern Trust Company serves as the custodian for the International Fund.

Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.

                                                            THE PBHG FUNDS, INC.
--------------------------------------------------------------------------------





4. INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Equity Portfolios for the period ended September 30, 1996 were as follows:

                           EMERGING        CORE       SELECT
               GROWTH       GROWTH        GROWTH      EQUITY
                FUND         FUND          FUND        FUND
                (000)        (000)         (000)       (000)
            ----------      --------     --------    --------
Purchases   $2,906,265      $614,960     $394,664    $411,952
Sales        1,082,883       161,015       37,940      87,846

                LARGE
                 CAP       TECHNOLOGY &
               GROWTH     COMMUNICATIONS  LIMITED  INTERNATIONAL
                FUND          FUND         FUND        FUND
                (000)         (000)        (000)       (000)
              --------      --------     --------    --------
Purchases     $ 83,365      $468,849     $149,426    $ 12,080
Sales           14,222       237,200        5,916       5,710

The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolios and the total cost of securities for Federal income tax purposes at September 30, 1996 are as follows:

                              EMERGING         CORE        SELECT
                  GROWTH       GROWTH         GROWTH       EQUITY
                   FUND         FUND           FUND         FUND
                   (000)        (000)          (000)        (000)
                ----------    ----------     --------     --------
Aggregate
  gross
  unrealized
  appreciation  $1,565,400    $  378,680     $ 52,090     $ 98,149
Aggregate
  gross
  unrealized
  depreciation    (150,688)      (44,024)     (14,895)     (15,416)
                ----------    ----------     --------     --------
Net unrealized
  appreciation  $1,414,712    $  334,656     $ 37,195     $ 82,733
                ==========    ==========     ========     ========
Total cost of
  securities
  for Federal
  income tax
  purposes      $4,546,958    $1,119,078     $434,638     $593,944
                ==========    ==========     ========     ========

                   LARGE
                    CAP        TECHNOLOGY &
                   GROWTH    COMMUNICATIONS  LIMITED   INTERNATIONAL
                   FUND          FUND         FUND         FUND
                   (000)         (000)        (000)        (000)
                 --------      --------     --------   ------------
Aggregate
  gross
  unrealized
  appreciation   $ 20,157      $ 42,165     $ 24,405     $ 1,461
Aggregate
  gross
  unrealized
  depreciation     (1,797)       (4,561)      (4,867)       (531)
                 --------      --------     --------     -------
Net unrealized
  appreciation   $ 18,360      $ 37,604     $ 19,538     $   930
                 ========      ========     ========     =======
Total cost of
  securities
  for Federal
  income tax
  purposes       $128,409      $347,581     $197,357     $15,982
                 ========      ========     ========     =======

At March 31, 1996, the Growth Fund and International Fund had available $24,360,957 and $293,514, respectively, of realized capital losses to offset future net capital gains through the fiscal years ended 2003 and 2004, respectively. The Growth Fund utilized capital loss carryforwards of $8,795,147 in 1996.

Subsequent to October 31, 1995, the Growth Fund recognized net capital losses of $43,320,269 that have been deferred to 1997 for tax purposes and can be used to offset future capital gains at March 31, 1997.

5. CONCENTRATION OF CREDIT RISK

The Cash Reserves Fund invests primarily in a portfolio of money market instruments maturing in one year or less whose ratings are within the highest ratings category assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the portfolio to meet their obligations may be affected by economic developments in a specific industry, state or region.

The International Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.